UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square

2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Vincent T. Lowry

One Commerce Street

2005 Market Street, Suite 2020

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-854-8181

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

REVENUESHARES LARGE CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—3.6%
BorgWarner, Inc.	4,347	$262,906
Delphi Automotive PLC	6,826	544,305
Ford Motor Co.	277,702	4,482,110
General Motors Co.	128,492	4,818,450
Goodyear Tire & Rubber Co. (The)	22,071	597,683
Harley-Davidson, Inc.	3,236	196,555
Johnson Controls, Inc.	27,024	1,363,091
Total Automobiles & Components		12,265,100
Banks—3.7%
Bank of America Corp.	162,748	2,504,692
BB&T Corp.	7,123	277,726
Citigroup, Inc.	41,372	2,131,485
Comerica, Inc.	1,712	77,263
Fifth Third Bancorp	9,371	176,643
Hudson City Bancorp, Inc.	1,708	17,900
Huntington Bancshares, Inc.	7,796	86,146
JPMorgan Chase & Co.	46,795	2,834,841
KeyCorp	8,841	125,189
M&T Bank Corp.	1,082	137,414
People's United Financial, Inc.	2,526	38,395
PNC Financial Services Group, Inc. (The)	4,995	465,734
Regions Financial Corp.	16,445	155,405
SunTrust Banks, Inc.	5,758	236,596
U.S. Bancorp	12,872	562,120
Wells Fargo & Co.	46,853	2,548,803
Zions Bancorporation(a)	2,670	72,090
Total Banks		12,448,442
Capital Goods—8.3%
3M Co.	6,063	1,000,092
Allegion PLC	1,125	68,816
AMETEK, Inc.	2,378	124,940
Boeing Co. (The)	18,496	2,775,880
Caterpillar, Inc.	21,480	1,719,044
Cummins, Inc.	4,355	603,777
Danaher Corp.	7,235	614,251
Deere & Co.	12,805	1,122,870
Dover Corp.	3,414	235,976
Eaton Corp. PLC	10,440	709,294
Emerson Electric Co.	13,692	775,241
Fastenal Co.	2,759	114,319
Flowserve Corp.	2,647	149,529
Fluor Corp.	11,712	669,458
General Dynamics Corp.	7,183	974,949

Investments	Shares	Value
General Electric Co.	183,570	$4,554,372
Honeywell International, Inc.	12,317	1,284,786
Illinois Tool Works, Inc.	4,609	447,718
Ingersoll-Rand PLC	5,974	406,710
Jacobs Engineering Group, Inc.*	9,025	407,569
Joy Global, Inc.	2,965	116,169
L-3 Communications Holdings, Inc.	3,026	380,641
Lockheed Martin Corp.	7,148	1,450,758
Masco Corp.	10,316	275,437
Northrop Grumman Corp.	4,672	752,005
PACCAR, Inc.	9,438	595,915
Pall Corp.	831	83,424
Parker Hannifin Corp.(a)	3,443	408,960
Pentair PLC	3,422	215,210
Precision Castparts Corp.	1,429	300,090
Quanta Services, Inc.*	8,772	250,265
Raytheon Co.	6,542	714,714
Rockwell Automation, Inc.	1,821	211,218
Rockwell Collins, Inc.	1,472	142,122
Roper Industries, Inc.	664	114,208
Snap-on, Inc.	756	111,177
Stanley Black & Decker, Inc.	3,743	356,932
Textron, Inc.	9,867	437,404
United Rentals, Inc.*	2,022	184,326
United Technologies Corp.	17,170	2,012,324
W.W. Grainger, Inc.	1,324	312,212
Xylem, Inc.	3,459	121,134
Total Capital Goods		28,306,236
Commercial & Professional Services—0.6%
ADT Corp. (The)(a)	2,690	111,689
Cintas Corp.	1,668	136,159
Dun & Bradstreet Corp. (The)	411	52,756
Equifax, Inc.	837	77,841
Nielsen NV	4,567	203,551
Pitney Bowes, Inc.	5,189	121,007
Republic Services, Inc.	6,637	269,197
Robert Half International, Inc.	2,380	144,038
Stericycle, Inc.*	578	81,168
Tyco International PLC	7,734	333,026
Waste Management, Inc.	8,069	437,582
Total Commercial & Professional Services		1,968,014
Consumer Durables & Apparel—1.5%
Coach, Inc.	3,674	152,214
D.R. Horton, Inc.	9,392	267,484
Fossil Group, Inc.*	1,344	110,813
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Consumer Durables & Apparel (continued)
Garmin Ltd.(a)	1,865	$88,625
Hanesbrands, Inc.	4,841	162,222
Harman International Industries, Inc.	1,247	166,637
Hasbro, Inc.(a)	2,214	140,013
Leggett & Platt, Inc.	2,566	118,267
Lennar Corp., Class A	4,966	257,288
Mattel, Inc.	7,951	181,680
Michael Kors Holdings Ltd.*	1,576	103,622
Mohawk Industries, Inc.*	1,370	254,477
Newell Rubbermaid, Inc.	4,611	180,152
NIKE, Inc., Class B	9,034	906,381
PulteGroup, Inc.	8,664	192,601
PVH Corp.	2,557	272,474
Ralph Lauren Corp.	1,777	233,676
Under Armour, Inc., Class A*(a)	1,227	99,080
VF Corp.	5,267	396,658
Whirlpool Corp.	3,168	640,126
Total Consumer Durables & Apparel		4,924,490
Consumer Services—1.0%
Carnival Corp.	10,789	516,146
Chipotle Mexican Grill, Inc.*	206	134,011
Darden Restaurants, Inc.	2,481	172,033
H&R Block, Inc.	2,937	94,190
Marriott International, Inc., Class A	1,047	84,095
McDonald's Corp.	8,976	874,621
Royal Caribbean Cruises Ltd.	3,247	265,767
Starbucks Corp.	5,451	516,210
Starwood Hotels & Resorts Worldwide, Inc.	1,252	104,542
Wyndham Worldwide Corp.	1,854	167,731
Wynn Resorts Ltd.	1,399	176,106
Yum! Brands, Inc.	5,340	420,365
Total Consumer Services		3,525,817
Diversified Financials—4.0%
Affiliated Managers Group, Inc.*	373	80,113
American Express Co.	12,486	975,406
Ameriprise Financial, Inc.	2,881	376,950
Bank of New York Mellon Corp. (The)	12,226	491,974
Berkshire Hathaway, Inc., Class B*	41,189	5,944,396
BlackRock, Inc.	939	343,524
Capital One Financial Corp.	7,290	574,598
Charles Schwab Corp. (The)	6,376	194,085
CME Group, Inc.	980	92,816
Discover Financial Services	3,784	213,228
E*TRADE Financial Corp.*	2,025	57,824
Franklin Resources, Inc.	5,048	259,063

Investments	Shares	Value
Goldman Sachs Group, Inc. (The)	5,699	$1,071,241
Intercontinental Exchange, Inc.	425	99,140
Invesco Ltd.	3,910	155,188
Legg Mason, Inc.	1,505	83,076
Leucadia National Corp.	16,716	372,600
McGraw Hill Financial, Inc.	1,477	152,722
Moody's Corp.	1,020	105,876
Morgan Stanley	29,611	1,056,817
NASDAQ OMX Group, Inc. (The)	2,242	114,207
Navient Corp.	4,726	96,080
Northern Trust Corp.	1,924	134,007
State Street Corp.	4,340	319,120
T. Rowe Price Group, Inc.	1,505	121,875
Total Diversified Financials		13,485,926
Energy—13.1%
Anadarko Petroleum Corp.	6,297	521,454
Apache Corp.	6,952	419,414
Baker Hughes, Inc.	12,827	815,541
Cabot Oil & Gas Corp.	2,173	64,169
Cameron International Corp.*	7,548	340,566
Chesapeake Energy Corp.	46,893	664,005
Chevron Corp.	57,182	6,002,966
Cimarex Energy Co.	703	80,908
ConocoPhillips	27,566	1,716,259
CONSOL Energy, Inc.	4,020	112,118
Devon Energy Corp.	9,254	558,109
Diamond Offshore Drilling, Inc.(a)	3,092	82,835
Ensco PLC, Class A	6,349	133,773
EOG Resources, Inc.	5,829	534,461
EQT Corp.	989	81,958
Exxon Mobil Corp.	136,103	11,568,755
FMC Technologies, Inc.*	6,780	250,928
Halliburton Co.(a)	25,071	1,100,115
Helmerich & Payne, Inc.	1,757	119,599
Hess Corp.	4,848	329,034
Kinder Morgan, Inc.(a)	12,394	521,292
Marathon Oil Corp.	13,158	343,555
Marathon Petroleum Corp.	28,665	2,935,009
Murphy Oil Corp.	3,410	158,906
National Oilwell Varco, Inc.	13,950	697,360
Newfield Exploration Co.*	2,175	76,321
Noble Corp. PLC(a)	7,487	106,914
Noble Energy, Inc.	3,253	159,072
Occidental Petroleum Corp.	8,279	604,367
ONEOK, Inc.	8,165	393,880
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Energy (continued)
Phillips 66	59,536	$4,679,530
Pioneer Natural Resources Co.	865	141,436
QEP Resources, Inc.	4,835	100,810
Range Resources Corp.	1,317	68,537
Schlumberger Ltd.	18,770	1,566,169
Southwestern Energy Co.*(a)	5,393	125,064
Spectra Energy Corp.	5,252	189,965
Tesoro Corp.	13,631	1,244,374
Transocean Ltd.(a)	18,530	271,835
Valero Energy Corp.	67,001	4,262,604
Williams Cos., Inc. (The)	5,006	253,253
Total Energy		44,397,220
Food & Staples Retailing—9.0%
Costco Wholesale Corp.	23,676	3,586,796
CVS Health Corp.	42,725	4,409,647
Kroger Co. (The)	41,126	3,152,719
Sysco Corp.	38,222	1,442,116
Walgreens Boots Alliance, Inc.	27,803	2,354,358
Wal-Mart Stores, Inc.	182,866	15,040,728
Whole Foods Market, Inc.	8,371	435,962
Total Food & Staples Retailing		30,422,326
Food, Beverage & Tobacco—4.5%
Altria Group, Inc.	11,083	554,372
Archer-Daniels-Midland Co.	54,552	2,585,765
Brown-Forman Corp., Class B	1,061	95,861
Campbell Soup Co.	5,770	268,593
Coca-Cola Co. (The)	35,912	1,456,232
Coca-Cola Enterprises, Inc.	6,142	271,476
ConAgra Foods, Inc.	15,373	561,576
Constellation Brands, Inc., Class A*	1,324	153,862
Dr Pepper Snapple Group, Inc.	2,535	198,947
General Mills, Inc.	10,743	608,054
Hershey Co. (The)	2,327	234,818
Hormel Foods Corp.	5,274	299,827
J.M. Smucker Co. (The)	1,582	183,085
Kellogg Co.	7,326	483,150
Keurig Green Mountain, Inc.	1,205	134,635
Kraft Foods Group, Inc.	9,333	813,044
Lorillard, Inc.	2,393	156,382
McCormick & Co., Inc.	1,855	143,039
Mead Johnson Nutrition Co.	1,378	138,530
Molson Coors Brewing Co., Class B	1,773	132,000
Mondelez International, Inc., Class A	30,980	1,118,068
Monster Beverage Corp.*	577	79,854
PepsiCo, Inc.	22,336	2,135,768

Investments	Shares	Value
Philip Morris International, Inc.	12,005	$904,337
Reynolds American, Inc.	3,840	264,614
Tyson Foods, Inc., Class A	30,050	1,150,915
Total Food, Beverage & Tobacco		15,126,804
Health Care Equipment & Services—9.4%
Abbott Laboratories	13,561	628,281
Aetna, Inc.	17,125	1,824,326
AmerisourceBergen Corp.	33,967	3,861,029
Anthem, Inc.	14,893	2,299,628
Baxter International, Inc.	7,828	536,218
Becton Dickinson & Co.	1,856	266,503
Boston Scientific Corp.*	13,062	231,851
C.R. Bard, Inc.	625	104,594
Cardinal Health, Inc.	31,976	2,886,474
Cerner Corp.*	1,470	107,692
Cigna Corp.	8,694	1,125,351
DaVita HealthCare Partners, Inc.*	4,966	403,637
DENTSPLY International, Inc.	1,778	90,482
Edwards Lifesciences Corp.*	502	71,515
Express Scripts Holding Co.*	38,394	3,331,447
HCA Holdings, Inc.*	15,601	1,173,663
Henry Schein, Inc.*	2,343	327,130
Humana, Inc.	8,614	1,533,464
Intuitive Surgical, Inc.*	137	69,189
Laboratory Corp. of America Holdings*	1,506	189,892
McKesson Corp.	19,077	4,315,217
Medtronic PLC	7,030	548,270
Patterson Cos., Inc.	2,589	126,317
Quest Diagnostics, Inc.	3,095	237,851
St. Jude Medical, Inc.	2,716	177,626
Stryker Corp.	3,293	303,779
Tenet Healthcare Corp.*	10,569	523,271
UnitedHealth Group, Inc.	34,513	4,082,543
Universal Health Services, Inc., Class B	2,163	254,607
Varian Medical Systems, Inc.*	1,025	96,442
Zimmer Holdings, Inc.	1,244	146,195
Total Health Care Equipment & Services		31,874,484
Household & Personal Products—1.3%
Clorox Co. (The)	1,606	177,286
Colgate-Palmolive Co.	8,015	555,760
Estee Lauder Cos., Inc., (The), Class A	4,264	354,594
Kimberly-Clark Corp.	6,183	662,261
Procter & Gamble Co. (The)	31,010	2,540,960
Total Household & Personal Products		4,290,861
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Insurance—4.2%
ACE Ltd.	5,298	$590,674
Aflac, Inc.	11,281	722,097
Allstate Corp. (The)	15,826	1,126,336
American International Group, Inc.	35,760	1,959,290
Aon PLC	3,830	368,140
Assurant, Inc.	5,301	325,534
Chubb Corp. (The)	4,361	440,897
Cincinnati Financial Corp.	2,902	154,619
Genworth Financial, Inc., Class A*	41,331	302,130
Hartford Financial Services Group, Inc. (The)	13,715	573,561
Lincoln National Corp.	7,381	424,112
Loews Corp.	11,076	452,233
Marsh & McLennan Cos., Inc.	7,109	398,744
MetLife, Inc.	44,963	2,272,880
Principal Financial Group, Inc.	6,491	333,443
Progressive Corp. (The)	22,331	607,403
Prudential Financial, Inc.	22,420	1,800,550
Torchmark Corp.	2,276	124,998
Travelers Cos., Inc.	7,867	850,659
Unum Group	9,870	332,915
XL Group PLC	5,670	208,656
Total Insurance		14,369,871
Materials—3.7%
Air Products & Chemicals, Inc.	2,149	325,101
Airgas, Inc.	1,394	147,917
Alcoa, Inc.	56,944	735,716
Allegheny Technologies, Inc.	4,388	131,684
Avery Dennison Corp.	3,800	201,058
Ball Corp.	3,835	270,904
CF Industries Holdings, Inc.	512	145,244
Dow Chemical Co. (The)	38,818	1,862,488
E.I. du Pont de Nemours & Co.	14,545	1,039,531
Eastman Chemical Co.	4,265	295,394
Ecolab, Inc.	3,916	447,912
FMC Corp.	2,167	124,061
Freeport-McMoRan, Inc.	37,209	705,111
International Flavors & Fragrances, Inc.	830	97,442
International Paper Co.	13,592	754,220
LyondellBasell Industries NV, Class A	16,675	1,464,065
Martin Marietta Materials, Inc.	604	84,439
MeadWestvaco Corp.	3,442	171,653
Monsanto Co.	4,287	482,459
Mosaic Co. (The)	6,040	278,202
Newmont Mining Corp.	10,119	219,683

Investments	Shares	Value
Nucor Corp.	13,572	$645,077
Owens-Illinois, Inc.*	8,972	209,227
PPG Industries, Inc.	2,122	478,596
Praxair, Inc.	3,116	376,226
Sealed Air Corp.	5,260	239,646
Sherwin-Williams Co. (The)	1,254	356,763
Sigma-Aldrich Corp.	638	88,204
Vulcan Materials Co.	1,113	93,826
Total Materials		12,471,849
Media—2.9%
Cablevision Systems Corp., Class A(a)	11,218	205,289
CBS Corp., Class B	6,941	420,833
Comcast Corp., Class A	36,983	2,088,430
DIRECTV*	12,211	1,039,156
Discovery Communications, Inc., Class A*	6,270	192,865
Discovery Communications, Inc., Class C*	6,458	190,350
Gannett Co., Inc.	5,216	193,409
Interpublic Group of Cos., Inc. (The)	10,903	241,174
News Corp., Class A*	16,111	257,937
Omnicom Group, Inc.	6,215	484,646
Scripps Networks Interactive, Inc., Class A	1,192	81,723
Time Warner Cable, Inc.	4,619	692,296
Time Warner, Inc.	10,250	865,510
Twenty-First Century Fox, Inc., Class A	28,890	977,638
Viacom, Inc., Class B	6,336	432,749
Walt Disney Co. (The)	14,343	1,504,437
Total Media		9,868,442
Pharmaceuticals, Biotechnology & Life Sciences—3.3%
AbbVie, Inc.	10,550	617,597
Actavis PLC*	1,327	394,942
Agilent Technologies, Inc.	4,753	197,487
Alexion Pharmaceuticals, Inc.*	376	65,161
Amgen, Inc.	3,820	610,627
Biogen, Inc.*	721	304,435
Bristol-Myers Squibb Co.	7,361	474,784
Celgene Corp.*	1,983	228,600
Eli Lilly & Co.	8,462	614,764
Endo International PLC*	997	89,431
Gilead Sciences, Inc.*(a)	7,850	770,320
Hospira, Inc.*	1,614	141,774
Johnson & Johnson	23,213	2,335,228
Mallinckrodt PLC*	615	77,890
Merck & Co., Inc.	23,232	1,335,375
Mylan NV*	3,777	224,165
PerkinElmer, Inc.	1,440	73,642
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Perrigo Co. PLC	740	$122,507
Pfizer, Inc.	45,782	1,592,756
Regeneron Pharmaceuticals, Inc.*	200	90,296
Thermo Fisher Scientific, Inc.	3,999	537,226
Vertex Pharmaceuticals, Inc.*	148	17,459
Waters Corp.*	502	62,409
Zoetis, Inc.	3,201	148,174
Total Pharmaceuticals, Biotechnology & Life Sciences		11,127,049
Real Estate—0.6%
American Tower Corp.	1,359	127,950
Apartment Investment & Management Co., Class A	758	29,835
AvalonBay Communities, Inc.	327	56,980
Boston Properties, Inc.	537	75,438
CBRE Group, Inc., Class A*	8,012	310,145
Crown Castle International Corp.	1,355	111,842
Equity Residential	1,038	80,819
Essex Property Trust, Inc.	130	29,887
General Growth Properties, Inc.	2,699	79,755
HCP, Inc.	1,721	74,364
Health Care REIT, Inc.(a)	1,361	105,287
Host Hotels & Resorts, Inc.	7,963	160,693
Iron Mountain, Inc.	2,563	93,498
Kimco Realty Corp.	1,172	31,468
Macerich Co. (The)	387	32,636
Plum Creek Timber Co., Inc.	1,089	47,317
Prologis, Inc.	1,380	60,113
Public Storage	374	73,730
Simon Property Group, Inc.	809	158,273
SL Green Realty Corp.	368	47,244
Ventas, Inc.	1,360	99,307
Vornado Realty Trust	766	85,792
Weyerhaeuser Co.	6,881	228,105
Total Real Estate		2,200,478
Retailing—5.9%
Amazon.com, Inc.*	7,534	2,803,401
AutoNation, Inc.*	9,648	620,656
AutoZone, Inc.*	453	309,018
Bed Bath & Beyond, Inc.*(a)	4,809	369,211
Best Buy Co., Inc.	32,136	1,214,419
CarMax, Inc.*	6,255	431,658
Dollar General Corp.*	7,365	555,174
Dollar Tree, Inc.*	2,976	241,487
Expedia, Inc.	1,943	182,895
Family Dollar Stores, Inc.	4,166	330,114

Investments	Shares	Value
GameStop Corp., Class A(a)	6,982	$265,037
Gap, Inc. (The)	12,100	524,293
Genuine Parts Co.	5,099	475,176
Home Depot, Inc. (The)	21,542	2,447,387
Kohl's Corp.	8,058	630,538
L Brands, Inc.	3,721	350,853
Lowe's Cos., Inc.	22,744	1,691,926
Macy's, Inc.	13,707	889,721
Netflix, Inc.*	421	175,426
Nordstrom, Inc.	4,939	396,700
O'Reilly Automotive, Inc.*	1,074	232,242
Priceline Group, Inc. (The)*	237	275,904
Ross Stores, Inc.	3,076	324,087
Staples, Inc.	44,869	730,692
Target Corp.	28,894	2,371,331
Tiffany & Co.	1,491	131,223
TJX Cos., Inc. (The)	12,795	896,290
Tractor Supply Co.	2,061	175,309
TripAdvisor, Inc.*	465	38,674
Urban Outfitters, Inc.*	2,179	99,471
Total Retailing		20,180,313
Semiconductors & Semiconductor Equipment—1.2%
Altera Corp.	1,690	72,518
Analog Devices, Inc.	1,522	95,886
Applied Materials, Inc.	11,803	266,276
Avago Technologies Ltd.	1,028	130,535
Broadcom Corp., Class A	5,925	256,523
First Solar, Inc.*	1,751	104,692
Intel Corp.	57,197	1,788,550
KLA-Tencor Corp.	1,501	87,493
Lam Research Corp.	1,883	132,253
Linear Technology Corp.	925	43,290
Microchip Technology, Inc.(a)	1,227	60,000
Micron Technology, Inc.*	18,345	497,700
NVIDIA Corp.	5,734	119,984
Skyworks Solutions, Inc.	749	73,619
Texas Instruments, Inc.	7,099	405,956
Xilinx, Inc.	1,812	76,648
Total Semiconductors & Semiconductor Equipment		4,211,923
Software & Services—5.2%
Accenture PLC, Class A	10,470	980,934
Adobe Systems, Inc.*	1,710	126,437
Akamai Technologies, Inc.*	861	61,170
Alliance Data Systems Corp.*	574	170,048
Autodesk, Inc.*	1,168	68,492
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Software & Services (continued)
Automatic Data Processing, Inc.	4,089	$350,182
CA, Inc.	4,350	141,854
Citrix Systems, Inc.*	1,598	102,064
Cognizant Technology Solutions Corp., Class A*	5,105	318,501
Computer Sciences Corp.	6,153	401,668
eBay, Inc.*	9,715	560,361
Electronic Arts, Inc.*	2,043	120,159
Equinix, Inc.	324	75,443
Facebook, Inc., Class A*	4,879	401,127
Fidelity National Information Services, Inc.	3,021	205,609
Fiserv, Inc.*	2,013	159,832
Google, Inc., Class A*	3,673	2,037,413
Google, Inc., Class C*	3,716	2,036,368
International Business Machines Corp.(a)	19,117	3,068,279
Intuit, Inc.	1,427	138,362
MasterCard, Inc., Class A	3,379	291,912
Microsoft Corp.	64,665	2,628,956
Oracle Corp.	27,503	1,186,754
Paychex, Inc.	1,555	77,151
Red Hat, Inc.*	729	55,222
salesforce.com, Inc.*	1,885	125,937
Symantec Corp.	8,715	203,626
Teradata Corp.*	2,027	89,472
Total System Services, Inc.	1,994	76,071
VeriSign, Inc.*(a)	486	32,547
Visa, Inc., Class A	6,021	393,834
Western Union Co. (The)	9,196	191,369
Xerox Corp.	50,098	643,759
Yahoo!, Inc.*	3,272	145,391
Total Software & Services		17,666,304
Technology Hardware & Equipment—4.3%
Amphenol Corp., Class A	2,823	166,359
Apple, Inc.	45,148	5,617,766
Cisco Systems, Inc.	53,121	1,462,155
Corning, Inc.	12,975	294,273
EMC Corp.	29,235	747,247
F5 Networks, Inc.*	478	54,941
FLIR Systems, Inc.	1,539	48,140
Harris Corp.	2,198	173,114
Hewlett-Packard Co.	106,805	3,328,044
Juniper Networks, Inc.	6,182	139,590
Motorola Solutions, Inc.	2,807	187,143
NetApp, Inc.	5,368	190,349
QUALCOMM, Inc.	11,953	828,821
SanDisk Corp.	2,527	160,768

Investments	Shares	Value
Seagate Technology PLC	7,853	$408,592
TE Connectivity Ltd.	6,020	431,152
Western Digital Corp.	4,896	445,585
Total Technology Hardware & Equipment		14,684,039
Telecommunication Services—2.7%
AT&T, Inc.	125,031	4,082,262
CenturyLink, Inc.	16,258	561,714
Frontier Communications Corp.	20,137	141,966
Level 3 Communications, Inc.*	3,890	209,438
Verizon Communications, Inc.	81,388	3,957,898
Windstream Holdings, Inc.	22,995	170,163
Total Telecommunication Services		9,123,441
Transportation—2.5%
American Airlines Group, Inc.	24,625	1,299,707
C.H. Robinson Worldwide, Inc.(a)	5,679	415,816
CSX Corp.	11,453	379,323
Delta Air Lines, Inc.	27,906	1,254,654
Expeditors International of Washington, Inc.	4,233	203,946
FedEx Corp.	8,332	1,378,529
Kansas City Southern	710	72,477
Norfolk Southern Corp.(a)	3,318	341,489
Ryder System, Inc.	2,186	207,430
Southwest Airlines Co.	12,907	571,780
Union Pacific Corp.	6,457	699,358
United Parcel Service, Inc., Class B	18,384	1,782,145
Total Transportation		8,606,654
Utilities—3.2%
AES Corp.	42,955	551,972
AGL Resources, Inc.	3,423	169,952
Ameren Corp.	4,324	182,473
American Electric Power Co., Inc.	9,369	527,006
CenterPoint Energy, Inc.	13,688	279,372
CMS Energy Corp.	6,415	223,948
Consolidated Edison, Inc.	6,591	402,051
Dominion Resources, Inc.	5,481	388,438
DTE Energy Co.	4,856	391,831
Duke Energy Corp.	9,719	746,225
Edison International	6,493	405,618
Entergy Corp.	5,061	392,177
Eversource Energy	4,826	243,810
Exelon Corp.(a)	25,747	865,357
FirstEnergy Corp.	12,841	450,205
Integrys Energy Group, Inc.	2,827	203,601
NextEra Energy, Inc.	5,046	525,036
NiSource, Inc.	4,696	207,375
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES LARGE CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Utilities (continued)
NRG Energy, Inc.	19,812	$499,064
Pepco Holdings, Inc.	5,722	153,521
PG&E Corp.	9,987	530,010
Pinnacle West Capital Corp.	1,705	108,694
PPL Corp.	10,698	360,095
Public Service Enterprise Group, Inc.	8,171	342,528
SCANA Corp.	2,827	155,457
Sempra Energy	3,116	339,706
Southern Co. (The)	12,955	573,647
TECO Energy, Inc.	4,164	80,782
Wisconsin Energy Corp.(a)	3,171	156,964
Xcel Energy, Inc.	10,594	368,777
Total Utilities		10,825,692
Total Common Stocks
(Cost $262,394,766)		338,371,775

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.7%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.08% (b) (Cost $2,145,257)	2,145,257	2,145,257
Total Investments—100.4% (Cost $264,540,023)		340,517,032
Liabilities in Excess of Other Assets–(0.4)%		(1,189,643)
Net Assets–100.0%		$339,327,389

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $8,166,623; total market value of the collateral held by the fund was $8,419,467. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $6,274,210.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES MID CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.8%
Dana Holding Corp.	54,963	$1,163,017
Gentex Corp.	13,089	239,529
Thor Industries, Inc.	9,898	625,652
Total Automobiles & Components		2,028,198
Banks—1.6%
Associated Banc-Corp.	8,974	166,916
BancorpSouth, Inc.	5,246	121,812
Bank of Hawaii Corp.	1,625	99,466
Cathay General Bancorp	2,503	71,210
City National Corp.	2,512	223,769
Commerce Bancshares, Inc.	4,277	181,003
Cullen/Frost Bankers, Inc.	2,473	170,835
East West Bancorp, Inc.	3,886	157,228
First Horizon National Corp.	13,944	199,260
First Niagara Financial Group, Inc.	25,650	226,746
FirstMerit Corp.	9,169	174,761
Fulton Financial Corp.	9,544	117,773
Hancock Holding Co.	5,044	150,614
International Bancshares Corp.	3,486	90,741
New York Community Bancorp, Inc.(a)	14,185	237,315
PacWest Bancorp	2,586	121,257
Prosperity Bancshares, Inc.	2,615	137,235
Signature Bank*	1,076	139,428
SVB Financial Group*	1,931	245,314
Synovus Financial Corp.	6,496	181,953
TCF Financial Corp.	12,587	197,868
Trustmark Corp.	4,188	101,685
Umpqua Holdings Corp.	9,269	159,241
Valley National Bancorp	9,725	91,804
Washington Federal, Inc.	3,628	79,108
Webster Financial Corp.	3,833	142,013
Total Banks		3,986,355
Capital Goods—10.8%
A.O. Smith Corp.	6,367	418,057
Acuity Brands, Inc.	2,521	423,931
AECOM*	48,307	1,488,822
AGCO Corp.	35,660	1,698,842
B/E Aerospace, Inc.	10,691	680,162
Carlisle Cos., Inc.	6,094	564,487
CLARCOR, Inc.	4,046	267,279
Crane Co.	7,873	491,354
Donaldson Co., Inc.	11,426	430,875

Investments	Shares	Value
Esterline Technologies Corp.*	3,194	$365,458
Exelis, Inc.	28,724	700,004
Fortune Brands Home & Security, Inc.	14,085	668,756
GATX Corp.	4,240	245,835
Graco, Inc.	2,915	210,346
Granite Construction, Inc.	12,175	427,830
Harsco Corp.	21,705	374,628
Hubbell, Inc., Class B	5,366	588,221
Huntington Ingalls Industries, Inc.	8,642	1,211,176
IDEX Corp.	4,899	371,491
ITT Corp.	11,435	456,371
KBR, Inc.	76,389	1,106,113
Kennametal, Inc.	14,741	496,624
KLX, Inc.*	7,424	286,121
Lennox International, Inc.	5,417	605,025
Lincoln Electric Holdings, Inc.	7,301	477,412
MSC Industrial Direct Co., Inc., Class A	6,635	479,047
Nordson Corp.	3,788	296,752
NOW, Inc.*(a)	34,788	752,812
Orbital ATK, Inc.	10,872	833,121
Oshkosh Corp.	24,887	1,214,237
Regal-Beloit Corp.	7,138	570,469
SPX Corp.	9,706	824,039
Teledyne Technologies, Inc.*	4,143	442,182
Terex Corp.	47,892	1,273,448
Timken Co.	12,990	547,399
Trinity Industries, Inc.	31,191	1,107,592
Triumph Group, Inc.	11,081	661,757
Valmont Industries, Inc.	4,402	540,918
Wabtec Corp.	5,567	528,921
Watsco, Inc.	5,657	711,085
Woodward, Inc.	6,972	355,642
Total Capital Goods		26,194,641
Commercial & Professional Services—3.9%
Clean Harbors, Inc.*(a)	10,440	592,783
Copart, Inc.*	5,472	205,583
Corporate Executive Board Co.	2,035	162,515
Deluxe Corp.	4,410	305,525
FTI Consulting, Inc.*	8,336	312,267
Herman Miller, Inc.	11,448	317,797
HNI Corp.	7,373	406,768
Manpowergroup, Inc.	42,290	3,643,284
MSA Safety, Inc.	3,986	198,822
R.R. Donnelley & Sons Co.	108,434	2,080,848
Rollins, Inc.	10,278	254,175
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES MID CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Commercial & Professional Services (continued)
Towers Watson & Co., Class A	4,662	$616,246
Waste Connections, Inc.	7,488	360,472
Total Commercial & Professional Services		9,457,085
Consumer Durables & Apparel—3.1%
Brunswick Corp.	12,319	633,813
Carter’s, Inc.	5,546	512,839
Deckers Outdoor Corp.*	5,277	384,535
Jarden Corp.*	27,353	1,446,974
Kate Spade & Co.*	6,268	209,288
KB Home(a)	30,127	470,584
MDC Holdings, Inc.(a)	11,004	313,614
NVR, Inc.*	592	786,567
Polaris Industries, Inc.	5,401	762,081
Tempur Sealy International, Inc.*	9,337	539,118
Toll Brothers, Inc.*	18,004	708,277
Tupperware Brands Corp.	6,770	467,265
Vista Outdoor, Inc.*	6,504	278,501
Total Consumer Durables & Apparel		7,513,456
Consumer Services—2.0%
Apollo Education Group, Inc.*	19,245	364,115
Brinker International, Inc.	8,462	520,921
Buffalo Wild Wings, Inc.*	1,401	253,917
Cheesecake Factory, Inc.	7,140	352,216
DeVry Education Group, Inc.	9,346	311,783
Domino’s Pizza, Inc.	3,429	344,786
Graham Holdings Co., Class B	578	606,686
International Game Technology	20,328	353,911
International Speedway Corp., Class A	3,551	115,798
Life Time Fitness, Inc.*(a)	3,205	227,427
Panera Bread Co., Class A*	2,751	440,146
Service Corp. International	19,913	518,734
Sotheby’s	3,890	164,391
Wendy’s Co. (The)	32,768	357,171
Total Consumer Services		4,932,002
Diversified Financials—1.1%
CBOE Holdings, Inc.	1,844	105,855
Eaton Vance Corp.	6,008	250,173
Federated Investors, Inc., Class B	4,598	155,826
Janus Capital Group, Inc.	9,610	165,196
MSCI, Inc.	2,989	183,256
Raymond James Financial, Inc.	14,597	828,818
SEI Investments Co.	5,066	223,360
SLM Corp.*	12,301	114,153
Stifel Financial Corp.*	6,974	388,800

Investments	Shares	Value
Waddell & Reed Financial, Inc., Class A	5,745	$284,607
Total Diversified Financials		2,700,044
Energy—9.4%
Atwood Oceanics, Inc.	6,596	185,414
California Resources Corp.	103,551	788,023
Denbury Resources, Inc.	53,411	389,366
Dresser-Rand Group, Inc.*	6,129	492,465
Dril-Quip, Inc.*	2,377	162,563
Energen Corp.	3,749	247,434
Gulfport Energy Corp.*	2,438	111,929
Helix Energy Solutions Group, Inc.*	14,003	209,485
HollyFrontier Corp.	83,405	3,358,719
Nabors Industries Ltd.	92,376	1,260,932
Oceaneering International, Inc.	12,177	656,706
Oil States International, Inc.*	8,039	319,711
Patterson-UTI Energy, Inc.(a)	30,417	571,079
Peabody Energy Corp.(a)	194,567	957,270
Rosetta Resources, Inc.*	10,171	173,110
Rowan Cos. PLC, Class A	16,770	296,997
SM Energy Co.	9,358	483,622
Superior Energy Services, Inc.	38,751	865,697
Tidewater, Inc.(a)	10,899	208,607
Unit Corp.*	10,350	289,593
Western Refining, Inc.	53,395	2,637,179
World Fuel Services Corp.	135,722	7,801,301
WPX Energy, Inc.*	44,366	484,920
Total Energy		22,952,122
Food & Staples Retailing—1.8%
SUPERVALU, Inc.*	268,818	3,126,354
United Natural Foods, Inc.*	15,833	1,219,774
Total Food & Staples Retailing		4,346,128
Food, Beverage & Tobacco—2.4%
Boston Beer Co., Inc. (The), Class A*(a)	601	160,707
Dean Foods Co.	104,868	1,733,468
Flowers Foods, Inc.	30,049	683,314
Hain Celestial Group, Inc. (The)*	5,986	383,403
Ingredion, Inc.	12,559	977,341
Lancaster Colony Corp.	1,976	188,056
Post Holdings, Inc.*	8,852	414,628
Tootsie Roll Industries, Inc.(a)	2,952	100,132
TreeHouse Foods, Inc.*	6,044	513,861
WhiteWave Foods Co. (The)*	14,346	636,102
Total Food, Beverage & Tobacco		5,791,012
Health Care Equipment & Services—7.6%
Align Technology, Inc.*	2,373	127,632
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES MID CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Health Care Equipment & Services (continued)
Allscripts Healthcare Solutions, Inc.*(a)	20,654	$247,022
Centene Corp.*	39,670	2,804,272
Community Health Systems, Inc.*	62,382	3,261,331
Cooper Cos., Inc. (The)	1,626	304,745
Halyard Health, Inc.*	6,156	302,875
Health Net, Inc.*	40,782	2,466,903
Hill-Rom Holdings, Inc.	6,153	301,497
HMS Holdings Corp.*	4,721	72,940
Hologic, Inc.*	13,466	444,715
IDEXX Laboratories, Inc.*	1,722	266,015
LifePoint Hospitals, Inc.*	10,480	769,756
MEDNAX, Inc.*	5,953	431,652
Omnicare, Inc.	14,534	1,119,990
Owens & Minor, Inc.	48,848	1,653,016
ResMed, Inc.(a)	3,776	271,041
Sirona Dental Systems, Inc.*	2,321	208,867
STERIS Corp.(a)	4,229	297,172
Teleflex, Inc.	2,680	323,824
Thoratec Corp.*	2,100	87,969
VCA, Inc.*	6,343	347,723
WellCare Health Plans, Inc.*	24,468	2,237,843
Total Health Care Equipment & Services		18,348,800
Household & Personal Products—1.2%
Avon Products, Inc.	208,164	1,663,230
Church & Dwight Co., Inc.	6,793	580,258
Energizer Holdings, Inc.	5,691	785,643
Total Household & Personal Products		3,029,131
Insurance—5.2%
Alleghany Corp.*	1,867	909,229
American Financial Group, Inc.	15,235	977,325
Arthur J. Gallagher & Co.	16,777	784,325
Aspen Insurance Holdings Ltd.	9,795	462,618
Brown & Brown, Inc.	8,399	278,091
Everest Re Group Ltd.	5,729	996,846
First American Financial Corp.	23,154	826,135
Hanover Insurance Group, Inc. (The)	12,398	899,847
HCC Insurance Holdings, Inc.	8,096	458,800
Kemper Corp.	9,744	379,626
Mercury General Corp.	9,368	541,002
Old Republic International Corp.	63,664	951,140
Primerica, Inc.	4,616	234,954
Reinsurance Group of America, Inc.	20,524	1,912,632
RenaissanceRe Holdings Ltd.	2,162	215,616
StanCorp Financial Group, Inc.	7,148	490,353

Investments	Shares	Value
W.R. Berkley Corp.	24,290	$1,226,888
Total Insurance		12,545,427
Materials—10.1%
Albemarle Corp.	8,145	430,382
AptarGroup, Inc.	7,136	453,279
Ashland, Inc.	8,636	1,099,449
Bemis Co., Inc.	15,154	701,782
Cabot Corp.	14,691	661,095
Carpenter Technology Corp.	10,045	390,549
Cliffs Natural Resources, Inc.(a)	177,352	853,063
Commercial Metals Co.	81,789	1,324,164
Compass Minerals International, Inc.	2,368	220,721
Cytec Industries, Inc.	6,821	368,607
Domtar Corp.	21,145	977,322
Eagle Materials, Inc.	1,930	161,271
Greif, Inc., Class A	18,199	714,675
Louisiana-Pacific Corp.*(a)	21,471	354,486
Minerals Technologies, Inc.	4,286	313,306
NewMarket Corp.	888	424,286
Olin Corp.	13,679	438,275
Packaging Corp. of America	12,906	1,009,120
PolyOne Corp.	17,806	665,054
Reliance Steel & Aluminum Co.	30,621	1,870,331
Rock-Tenn Co., Class A	25,872	1,668,744
Royal Gold, Inc.	628	39,633
RPM International, Inc.	15,980	766,880
Scotts Miracle-Gro Co., (The), Class A	7,239	486,244
Sensient Technologies Corp.	3,853	265,395
Silgan Holdings, Inc.	11,933	693,665
Sonoco Products Co.	19,356	879,924
Steel Dynamics, Inc.	75,867	1,524,927
TimkenSteel Corp.	10,808	286,088
United States Steel Corp.(a)	129,062	3,149,113
Valspar Corp. (The)	9,344	785,176
Worthington Industries, Inc.	20,111	535,154
Total Materials		24,512,160
Media—1.5%
AMC Networks, Inc., Class A*(a)	5,120	392,397
Cinemark Holdings, Inc.	10,667	480,762
DreamWorks Animation SKG, Inc., Class A*(a)	5,474	132,471
John Wiley & Sons, Inc., Class A	5,128	313,526
Live Nation Entertainment, Inc.*	46,904	1,183,388
Meredith Corp.	4,715	262,955
New York Times Co., (The), Class A	20,428	281,089
Time, Inc.	25,082	562,840
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES MID CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Media (continued)
Total Media		$3,609,428
Pharmaceuticals, Biotechnology & Life Sciences—0.7%
Akorn, Inc.*	2,167	102,954
Bio-Rad Laboratories, Inc., Class A*	2,804	379,045
Bio-Techne Corp.	639	64,085
Charles River Laboratories International, Inc.*	2,786	220,902
Mettler-Toledo International, Inc.*	1,353	444,664
Salix Pharmaceuticals Ltd.*	1,154	199,423
United Therapeutics Corp.*	1,306	225,200
Total Pharmaceuticals, Biotechnology & Life Sciences		1,636,273
Real Estate—2.2%
Alexander & Baldwin, Inc.	2,405	103,848
Alexandria Real Estate Equities, Inc.	1,287	126,178
American Campus Communities, Inc.	3,013	129,167
BioMed Realty Trust, Inc.	5,109	115,770
Camden Property Trust	1,934	151,103
Corporate Office Properties Trust	3,480	102,242
Corrections Corp. of America	7,141	287,497
Duke Realty Corp.	10,174	221,488
Equity One, Inc.	2,296	61,280
Extra Space Storage, Inc.	1,737	117,369
Federal Realty Investment Trust	837	123,215
Highwoods Properties, Inc.	2,383	109,094
Home Properties, Inc.	1,693	117,308
Hospitality Properties Trust	9,240	304,828
Jones Lang LaSalle, Inc.	5,802	988,661
Kilroy Realty Corp.	1,184	90,185
Lamar Advertising Co., Class A	3,830	227,004
LaSalle Hotel Properties	4,868	189,171
Liberty Property Trust	3,832	136,802
Mack-Cali Realty Corp.	5,726	110,397
Mid-America Apartment Communities, Inc.	2,236	172,776
National Retail Properties, Inc.	1,858	76,122
Omega Healthcare Investors, Inc.	2,208	89,579
Potlatch Corp.	2,668	106,827
Rayonier, Inc.	3,898	105,090
Realty Income Corp.	3,144	162,230
Regency Centers Corp.	1,468	99,883
Senior Housing Properties Trust	6,655	147,674
Tanger Factory Outlet Centers, Inc.	2,098	73,787
Taubman Centers, Inc.	1,484	114,461
UDR, Inc.	4,148	141,156
Urban Edge Properties	2,297	54,439

Investments	Shares	Value
Weingarten Realty Investors	2,582	$92,900
WP GLIMCHER, Inc.	6,968	115,878
Total Real Estate		5,365,409
Retailing—9.6%
Aaron’s, Inc.	16,946	479,741
Abercrombie & Fitch Co., Class A(a)	34,938	770,034
Advance Auto Parts, Inc.	11,605	1,737,152
American Eagle Outfitters, Inc.	34,080	582,086
ANN, Inc.*	10,668	437,708
Ascena Retail Group, Inc.*(a)	61,887	897,980
Big Lots, Inc.	18,137	871,120
Cabela’s, Inc.*	11,150	624,177
Chico’s FAS, Inc.	25,239	446,478
CST Brands, Inc.	42,839	1,877,633
Dick’s Sporting Goods, Inc.	19,021	1,084,007
Foot Locker, Inc.	18,677	1,176,651
Guess?, Inc.	26,967	501,317
HSN, Inc.	9,291	633,925
JC Penney Co., Inc.*(a)	272,335	2,290,337
LKQ Corp.*	48,708	1,244,977
Murphy USA, Inc.*	38,020	2,751,507
Office Depot, Inc.*	304,733	2,803,544
Rent-A-Center, Inc.	20,056	550,337
Signet Jewelers Ltd.	5,878	815,808
Williams-Sonoma, Inc.	9,525	759,238
Total Retailing		23,335,757
Semiconductors & Semiconductor Equipment—1.3%
Advanced Micro Devices, Inc.*(a)	351,738	942,658
Atmel Corp.	28,772	236,793
Cree, Inc.*(a)	7,740	274,693
Cypress Semiconductor Corp.*	8,356	117,903
Fairchild Semiconductor International, Inc.*	13,733	249,666
Integrated Device Technology, Inc.*	4,161	83,303
Intersil Corp., Class A	6,645	95,156
Qorvo, Inc.*	2,524	201,163
Semtech Corp.*	3,733	99,466
Silicon Laboratories, Inc.*	2,122	107,734
SunEdison, Inc.*(a)	17,855	428,520
Teradyne, Inc.	14,680	276,718
Total Semiconductors & Semiconductor Equipment		3,113,773
Software & Services—3.8%
ACI Worldwide, Inc.*	8,464	183,330
Acxiom Corp.*	9,693	179,223
Advent Software, Inc.	1,581	69,738
ANSYS, Inc.*	1,883	166,062
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES MID CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Software & Services (continued)
AOL, Inc.*	10,793	$427,511
Broadridge Financial Solutions, Inc.	8,321	457,738
Cadence Design Systems, Inc.*(a)	14,907	274,885
CDK Global, Inc.	7,014	327,975
CommVault Systems, Inc.*	2,286	99,898
Convergys Corp.	22,002	503,186
CoreLogic, Inc.*	7,362	259,658
DST Systems, Inc.	4,494	497,531
FactSet Research Systems, Inc.	1,032	164,294
Fair Isaac Corp.	1,626	144,259
Fortinet, Inc.*	3,886	135,816
Gartner, Inc.*	4,351	364,831
Global Payments, Inc.	4,882	447,582
Informatica Corp.*	4,192	183,840
Jack Henry & Associates, Inc.	3,093	216,170
Leidos Holdings, Inc.	23,000	965,080
MAXIMUS, Inc.	4,558	304,292
Mentor Graphics Corp.	8,550	205,456
NeuStar, Inc., Class A*(a)	7,701	189,599
PTC, Inc.*	6,593	238,469
Rackspace Hosting, Inc.*	5,822	300,357
Rovi Corp.*	4,325	78,758
Science Applications International Corp.	13,360	686,036
SolarWinds, Inc.*	1,528	78,295
Solera Holdings, Inc.	3,339	172,493
Synopsys, Inc.*	7,773	360,045
Tyler Technologies, Inc.*	709	85,456
Ultimate Software Group, Inc. (The)*	526	89,396
VeriFone Systems, Inc.*	9,132	318,615
WEX, Inc.*	1,373	147,405
Total Software & Services		9,323,279
Technology Hardware & Equipment—13.5%
3D Systems Corp.*(a)	4,149	113,766
ARRIS Group, Inc.*	30,140	870,895
Arrow Electronics, Inc.*	64,350	3,935,003
Avnet, Inc.	105,990	4,716,555
Belden, Inc.	4,501	421,114
Ciena Corp.*	18,872	364,418
Cognex Corp.*	1,739	86,237
Diebold, Inc.	15,632	554,311
FEI Co.	2,165	165,276
Ingram Micro, Inc., Class A*	344,009	8,641,506
InterDigital, Inc./PA	1,357	68,854
IPG Photonics Corp.*(a)	1,364	126,443

Investments	Shares	Value
Itron, Inc.*	9,468	$345,677
Jabil Circuit, Inc.	122,274	2,858,766
JDS Uniphase Corp.*	22,062	289,453
Keysight Technologies, Inc.*	13,310	494,467
Knowles Corp.*(a)	9,700	186,919
Lexmark International, Inc., Class A	16,263	688,575
National Instruments Corp.	6,651	213,098
NCR Corp.*	38,595	1,138,939
Plantronics, Inc.	2,623	138,888
Polycom, Inc.*	17,160	229,944
Riverbed Technology, Inc.*	9,163	191,598
Tech Data Corp.*	82,191	4,748,174
Trimble Navigation Ltd.*	16,571	417,589
Vishay Intertechnology, Inc.	31,648	437,375
Zebra Technologies Corp., Class A*	3,421	310,336
Total Technology Hardware & Equipment		32,754,176
Telecommunication Services—0.3%
Telephone & Data Systems, Inc.	33,680	838,632

Transportation—2.5%
Alaska Air Group, Inc.	13,875	918,247
Con-way, Inc.	22,562	995,661
Genesee & Wyoming, Inc., Class A*	2,755	265,692
JB Hunt Transport Services, Inc.	12,134	1,036,183
JetBlue Airways Corp.*(a)	53,114	1,022,444
Kirby Corp.*	5,930	445,047
Landstar System, Inc.	8,099	536,964
Old Dominion Freight Line, Inc.*	6,092	470,912
Werner Enterprises, Inc.	11,444	359,456
Total Transportation		6,050,606
Utilities—3.5%
Alliant Energy Corp.	9,339	588,357
Aqua America, Inc.	5,089	134,095
Atmos Energy Corp.	15,559	860,413
Black Hills Corp.	4,747	239,439
Cleco Corp.	4,075	222,169
Great Plains Energy, Inc.	16,692	445,343
Hawaiian Electric Industries, Inc.	16,952	544,498
IDACORP, Inc.	3,601	226,395
MDU Resources Group, Inc.	38,020	811,347
National Fuel Gas Co.	6,107	368,435
OGE Energy Corp.	13,346	421,867
ONE Gas, Inc.	7,588	328,029
PNM Resources, Inc.	8,708	254,274
Questar Corp.	8,756	208,918
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES MID CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Transportation (continued)
UGI Corp.	43,277	$1,410,398
Vectren Corp.	10,287	454,068
Westar Energy, Inc.	11,786	456,825
WGL Holdings, Inc.	8,653	488,029
Total Utilities		8,462,899
Total Common Stocks
(Cost $205,082,608)		242,826,793

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—6.1%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.08% (b) (Cost $14,683,899)	14,683,899	14,683,899
Total Investments—106.0% (Cost $219,766,507)		257,510,692
Liabilities in Excess of Other Assets–(6.0)%		(14,532,529)
Net Assets–100.0%		$242,978,163

PLC	-	Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $14,169,595; total market value of the collateral held by the fund was $14,714,742. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $30,843.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES SMALL CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.7%
Dorman Products, Inc.*(a)	8,933	$444,417
Drew Industries, Inc.	10,629	654,109
Standard Motor Products, Inc.	13,705	579,173
Superior Industries International, Inc.	22,269	421,552
Winnebago Industries, Inc.(a)	23,407	497,633
Total Automobiles & Components		2,596,884
Banks—2.5%
Astoria Financial Corp.	17,744	229,785
Bank Mutual Corp.	6,986	51,137
Bank of the Ozarks, Inc.	4,895	180,772
Banner Corp.	2,805	128,749
BBCN Bancorp, Inc.	11,711	169,458
BofI Holding, Inc.*	909	84,573
Boston Private Financial Holdings, Inc.	14,997	182,214
Brookline Bancorp, Inc.	11,241	112,972
Cardinal Financial Corp.	4,064	81,199
Central Pacific Financial Corp.	4,472	102,722
City Holding Co.	2,055	96,647
Columbia Banking System, Inc.	6,945	201,197
Community Bank System, Inc.	5,641	199,635
CVB Financial Corp.	10,256	163,481
Dime Community Bancshares	4,829	77,747
F.N.B. Corp.	25,234	331,575
First BanCorp*	41,901	259,786
First Commonwealth Financial Corp.	14,922	134,298
First Financial Bancorp	9,370	166,880
First Financial Bankshares, Inc.(a)	5,228	144,502
First Midwest Bancorp, Inc.	12,559	218,150
Glacier Bancorp, Inc.	8,034	202,055
Hanmi Financial Corp.	4,240	89,676
Home BancShares, Inc.	5,611	190,157
Independent Bank Corp.	3,277	143,762
LegacyTexas Financial Group, Inc.	3,470	78,873
MB Financial, Inc.	10,074	315,417
National Penn Bancshares, Inc.	18,183	195,831
NBT Bancorp, Inc.	8,184	205,091
Northwest Bancshares, Inc.	14,250	168,862
OFG Bancorp	11,928	194,665
Old National Bancorp	20,999	297,976
Oritani Financial Corp.	3,953	57,516
Pinnacle Financial Partners, Inc.	3,087	137,248
PrivateBancorp, Inc.	8,760	308,089
Provident Financial Services, Inc.	8,371	156,119

Investments	Shares	Value
S&T Bancorp, Inc.	3,687	$104,637
Simmons First National Corp., Class A	2,877	130,817
Southside Bancshares, Inc.	2,292	65,757
Sterling Bancorp(a)	10,249	137,439
Susquehanna Bancshares, Inc.	28,756	394,245
Talmer Bancorp, Inc., Class A	9,900	151,618
Texas Capital Bancshares, Inc.*	5,748	279,640
Tompkins Financial Corp.	2,470	133,009
TrustCo Bank Corp.	12,953	89,117
UMB Financial Corp.	9,022	477,174
United Bankshares, Inc.	6,312	237,205
United Community Banks, Inc.	8,361	157,856
Westamerica Bancorporation	2,379	102,797
Wilshire Bancorp, Inc.	10,450	104,186
Wintrust Financial Corp.	9,395	447,954
Total Banks		9,072,267
Capital Goods—12.4%
AAON, Inc.	8,920	218,808
AAR Corp.	34,218	1,050,493
Actuant Corp., Class A	31,815	755,288
Aegion Corp., Class A*	42,508	767,269
Aerovironment, Inc.*	5,351	141,855
Albany International Corp., Class A	10,576	420,396
American Science & Engineering, Inc.	2,017	98,551
American Woodmark Corp.*	7,863	430,342
Apogee Enterprises, Inc.	9,871	426,427
Applied Industrial Technologies, Inc.	32,037	1,452,558
Astec Industries, Inc.	12,640	542,003
AZZ, Inc.	9,514	443,257
Barnes Group, Inc.	17,635	714,041
Briggs & Stratton Corp.	53,280	1,094,371
CIRCOR International, Inc.	8,564	468,451
Comfort Systems USA, Inc.	40,230	846,439
Cubic Corp.	14,924	772,615
Curtiss-Wright Corp.	17,410	1,287,295
DXP Enterprises, Inc.*	18,950	835,506
Dycom Industries, Inc.*	21,640	1,056,898
EMCOR Group, Inc.	81,248	3,775,595
Encore Wire Corp.	18,586	704,038
EnerSys	21,151	1,358,740
Engility Holdings, Inc.	23,386	702,515
EnPro Industries, Inc.	10,140	668,733
ESCO Technologies, Inc.	7,768	302,797
Federal Signal Corp.	32,788	517,723
Franklin Electric Co., Inc.	15,294	583,313
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Capital Goods (continued)
GenCorp, Inc.*	41,134	$953,897
General Cable Corp.	200,819	3,460,111
Gibraltar Industries, Inc.*	32,555	534,228
Griffon Corp.	66,026	1,150,833
Hillenbrand, Inc.	31,303	966,324
John Bean Technologies Corp.	15,896	567,805
Kaman Corp.	24,022	1,019,253
Lindsay Corp.	4,202	320,403
Lydall, Inc.*	9,332	296,011
Moog, Inc., Class A*	19,919	1,494,921
Mueller Industries, Inc.	37,487	1,354,405
National Presto Industries, Inc.(a)	3,739	237,015
Orion Marine Group, Inc.*	24,065	213,216
PGT, Inc.*	15,516	173,391
Powell Industries, Inc.	10,912	368,498
Quanex Building Products Corp.	17,085	337,258
Simpson Manufacturing Co., Inc.	11,279	421,496
Standex International Corp.	4,972	408,350
TASER International, Inc.*(a)	3,796	91,522
Tennant Co.	7,112	464,911
Titan International, Inc.	115,616	1,082,166
Toro Co. (The)	17,702	1,241,264
Universal Forest Products, Inc.	28,367	1,573,801
Veritiv Corp.*	70,013	3,089,674
Vicor Corp.*	8,141	123,743
Watts Water Technologies, Inc., Class A	15,483	852,030
Total Capital Goods		45,232,843
Commercial & Professional Services—6.3%
ABM Industries, Inc.	89,223	2,842,645
Brady Corp., Class A	24,978	706,628
Brink's Co. (The)	73,817	2,039,564
CDI Corp.	47,274	664,200
Exponent, Inc.	1,851	164,554
G&K Services, Inc., Class A	7,021	509,233
Healthcare Services Group, Inc.	21,251	682,795
Heidrick & Struggles International, Inc.	11,414	280,556
Insperity, Inc.	24,307	1,271,013
Interface, Inc.	27,430	569,995
Kelly Services, Inc., Class A	176,635	3,080,514
Korn/Ferry International	16,646	547,154
Matthews International Corp., Class A	12,420	639,754
Mobile Mini, Inc.	5,924	252,599
Navigant Consulting, Inc.*	31,346	406,244
On Assignment, Inc.*	27,036	1,037,371
Resources Connection, Inc.	18,431	322,543

Investments	Shares	Value
Tetra Tech, Inc.	42,717	$1,026,062
TrueBlue, Inc.*	49,662	1,209,270
UniFirst Corp.	6,707	789,347
United Stationers, Inc.	75,070	3,077,119
US Ecology, Inc.(a)	5,066	253,148
Viad Corp.	21,742	604,863
WageWorks, Inc.*	2,691	143,511
Total Commercial & Professional Services		23,120,682
Consumer Durables & Apparel—4.7%
Arctic Cat, Inc.	11,017	400,137
Callaway Golf Co.	58,105	553,741
Crocs, Inc.*	56,469	666,899
Ethan Allen Interiors, Inc.	15,185	419,713
G-III Apparel Group Ltd.*	8,700	980,055
Helen of Troy Ltd.*	9,209	750,441
Iconix Brand Group, Inc.*	6,730	226,599
iRobot Corp.*(a)	9,754	318,273
La-Z-Boy, Inc., Class Z	28,737	807,797
M/I Homes, Inc.*	30,372	724,068
Meritage Homes Corp.*	27,291	1,327,434
Movado Group, Inc.	13,363	381,113
Oxford Industries, Inc.	8,819	665,394
Perry Ellis International, Inc.*	22,160	513,226
Quiksilver, Inc.*(a)	426,274	788,607
Ryland Group, Inc. (The)	31,659	1,543,060
Skechers U.S.A., Inc., Class A*	18,650	1,341,122
Standard Pacific Corp.*	158,263	1,424,367
Steven Madden Ltd.*	19,858	754,604
Sturm Ruger & Co., Inc.(a)	6,037	299,616
Unifi, Inc.*	11,111	400,996
Universal Electronics, Inc.*	5,656	319,225
Wolverine World Wide, Inc.	49,920	1,669,824
Total Consumer Durables & Apparel		17,276,311
Consumer Services—4.2%
American Public Education, Inc.*	6,165	184,827
Biglari Holdings, Inc.*	1,055	436,875
BJ's Restaurants, Inc.*(a)	8,968	452,436
Bob Evans Farms, Inc.(a)	16,110	745,249
Boyd Gaming Corp.*	105,730	1,501,366
Capella Education Co.	3,592	233,049
Career Education Corp.*	71,448	359,383
Cracker Barrel Old Country Store, Inc.	9,745	1,482,604
DineEquity, Inc.	3,473	371,646
Interval Leisure Group, Inc.	12,866	337,218
Jack in the Box, Inc.	8,631	827,885
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Consumer Services (continued)
Marcus Corp. (The)	12,416	$264,337
Marriott Vacations Worldwide Corp.	9,199	745,579
Monarch Casino & Resort, Inc.*	5,772	110,476
Papa John's International, Inc.	14,113	872,324
Pinnacle Entertainment, Inc.*(a)	35,014	1,263,655
Popeyes Louisiana Kitchen, Inc.*	2,192	131,125
Red Robin Gourmet Burgers, Inc.*	7,613	662,331
Regis Corp.*	64,461	1,054,582
Ruby Tuesday, Inc.*	101,568	610,424
Ruth's Hospitality Group, Inc.	12,524	198,881
Scientific Games Corp., Class A*(a)	89,012	931,956
Sonic Corp.	9,203	291,735
Strayer Education, Inc.*	3,949	210,916
Texas Roadhouse, Inc.	24,347	886,961
Universal Technical Institute, Inc.	21,271	204,202
Total Consumer Services		15,372,022
Diversified Financials—2.0%
Calamos Asset Management, Inc., Class A	11,054	148,676
Cash America International, Inc.	37,458	872,771
Encore Capital Group, Inc.*(a)	14,196	590,412
Enova International, Inc.*	18,758	369,345
Evercore Partners, Inc., Class A	10,044	518,873
Ezcorp, Inc., Class A*(a)	53,973	492,774
Financial Engines, Inc.	3,715	155,398
First Cash Financial Services, Inc.*	8,369	389,326
FXCM, Inc., Class A(a)	123,572	263,208
Green Dot Corp., Class A*	21,054	335,180
Greenhill & Co., Inc.	3,930	155,825
HFF, Inc., Class A	6,841	256,811
Interactive Brokers Group, Inc., Class A	20,252	688,973
Investment Technology Group, Inc.*	11,131	337,381
MarketAxess Holdings, Inc.	1,686	139,769
Piper Jaffray Cos.*	6,693	351,115
PRA Group, Inc.*(a)	9,247	502,297
Virtus Investment Partners, Inc.	1,900	248,463
World Acceptance Corp.*(a)	3,740	272,721
Total Diversified Financials		7,089,318
Energy—5.4%
Approach Resources, Inc.*(a)	21,549	142,008
Arch Coal, Inc.*(a)	1,701,041	1,700,871
Basic Energy Services, Inc.*	142,468	987,303
Bill Barrett Corp.*	28,860	239,538
Bonanza Creek Energy, Inc.*	12,130	299,126
Bristow Group, Inc.	15,106	822,522
C&J Energy Services Ltd.*	83,250	926,572

Investments	Shares	Value
CARBO Ceramics, Inc.(a)	11,553	$352,482
Carrizo Oil & Gas, Inc.*	8,585	426,245
Cloud Peak Energy, Inc.*	119,240	693,977
Comstock Resources, Inc.(a)	92,840	331,439
Contango Oil & Gas Co.*	7,358	161,876
Era Group, Inc.*	8,756	182,475
Exterran Holdings, Inc.	53,110	1,782,903
Geospace Technologies Corp.*	8,539	140,979
Green Plains, Inc.	64,874	1,852,153
Gulf Island Fabrication, Inc.	19,937	296,264
GulfMark Offshore, Inc., Class A	20,877	272,236
Hornbeck Offshore Services, Inc.*	18,501	348,004
ION Geophysical Corp.*	129,047	280,032
Matrix Service Co.*	40,380	709,073
Newpark Resources, Inc.*	69,926	637,026
Northern Oil and Gas, Inc.*(a)	34,491	265,926
Paragon Offshore PLC(a)	827,178	1,075,331
PDC Energy, Inc.*	5,839	315,539
Penn Virginia Corp.*(a)	38,298	248,171
PetroQuest Energy, Inc.*	61,380	141,174
Pioneer Energy Services Corp.*	127,165	689,234
Rex Energy Corp.*(a)	48,857	181,748
SEACOR Holdings, Inc.*(a)	10,868	757,173
Stone Energy Corp.*	30,563	448,665
Swift Energy Co.*(a)	140,298	303,044
Synergy Resources Corp.*	5,036	59,677
Tesco Corp.	28,520	324,272
TETRA Technologies, Inc.*	107,414	663,818
U.S. Silica Holdings, Inc.(a)	16,518	588,206
Total Energy		19,647,082
Food & Staples Retailing—3.2%
Andersons, Inc. (The)	64,417	2,664,932
Casey's General Stores, Inc.	46,011	4,145,591
SpartanNash Co.	154,577	4,878,450
Total Food & Staples Retailing		11,688,973
Food, Beverage & Tobacco—2.7%
B&G Foods, Inc., Class A	16,614	488,950
Calavo Growers, Inc.	8,421	433,008
Cal-Maine Foods, Inc.(a)	21,435	837,251
Darling Ingredients, Inc.*(a)	160,764	2,252,304
Diamond Foods, Inc.*	15,637	509,297
J&J Snack Foods Corp.	4,964	529,659
Sanderson Farms, Inc.(a)	18,849	1,501,323
Seneca Foods Corp., Class A*	26,037	776,163
Snyder's-Lance, Inc.	30,037	959,982
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Food, Beverage & Tobacco (continued)
Universal Corp.	31,753	$1,497,471
Total Food, Beverage & Tobacco		9,785,408
Health Care Equipment & Services—8.3%
Abaxis, Inc.	1,503	96,357
ABIOMED, Inc.*	1,689	120,899
Aceto Corp.	12,935	284,570
Air Methods Corp.*(a)	11,610	540,910
Almost Family, Inc.*	7,137	319,095
Amedisys, Inc.*	24,748	662,751
AMN Healthcare Services, Inc.*	26,239	605,334
Amsurg Corp.*	14,205	873,892
Analogic Corp.	3,315	301,333
AngioDynamics, Inc.*	10,639	189,268
Anika Therapeutics, Inc.*	1,430	58,873
Bio-Reference Laboratories, Inc.*	13,555	477,678
Cantel Medical Corp.	5,851	277,922
Chemed Corp.	6,803	812,278
Computer Programs & Systems, Inc.	2,139	116,062
CONMED Corp.	7,963	402,052
CorVel Corp.*	7,845	269,946
Cross Country Healthcare, Inc.*	30,462	361,279
CryoLife, Inc.	7,840	81,301
Cyberonics, Inc.*	2,413	156,652
Cynosure, Inc., Class A*	5,397	165,526
Ensign Group, Inc. (The)	12,908	604,869
ExamWorks Group, Inc.*	10,881	452,867
Greatbatch, Inc.*	6,968	403,099
Haemonetics Corp.*	11,854	532,482
Hanger, Inc.*	20,444	463,874
HealthStream, Inc.*	3,867	97,448
Healthways, Inc.*	19,358	381,353
ICU Medical, Inc.*	1,897	176,687
Integra LifeSciences Holdings Corp.*	8,593	529,758
Invacare Corp.	37,260	723,217
IPC Healthcare, Inc.*	8,439	393,595
Kindred Healthcare, Inc.	119,482	2,842,477
Landauer, Inc.	2,525	88,729
LHC Group, Inc.*	12,413	410,001
Magellan Health, Inc.*	30,750	2,177,715
Masimo Corp.*	10,331	340,716
MedAssets, Inc.*	20,845	392,303
Medidata Solutions, Inc.*	3,821	187,382
Meridian Bioscience, Inc.	5,423	103,471
Merit Medical Systems, Inc.*	14,652	282,051
Molina Healthcare, Inc.*	80,906	5,444,165

Investments	Shares	Value
Natus Medical, Inc.*	5,301	$209,230
Neogen Corp.*	2,786	130,190
NuVasive, Inc.*	9,184	422,372
Omnicell, Inc.*	7,476	262,408
PharMerica Corp.*	38,234	1,077,816
Providence Service Corp. (The)*	16,408	871,593
Quality Systems, Inc.	15,619	249,592
Select Medical Holdings Corp.	116,296	1,724,670
SurModics, Inc.*	1,215	31,626
Vascular Solutions, Inc.*	2,308	69,979
West Pharmaceutical Services, Inc.	14,079	847,697
Total Health Care Equipment & Services		30,099,410
Household & Personal Products—0.4%
Central Garden & Pet Co., Class A*	82,833	879,686
Inter Parfums, Inc.	8,864	289,144
Medifast, Inc.*	5,608	168,072
WD-40 Co.	2,549	225,688
Total Household & Personal Products		1,562,590
Insurance—2.6%
American Equity Investment Life Holding Co.	42,936	1,250,726
AMERISAFE, Inc.	5,406	250,027
eHealth, Inc.*	9,920	93,050
Employers Holdings, Inc.	16,592	447,818
HCI Group, Inc.	3,289	150,866
Horace Mann Educators Corp.	17,974	614,711
Infinity Property & Casualty Corp.	10,222	838,715
Meadowbrook Insurance Group, Inc.	49,107	417,410
Montpelier Re Holdings Ltd.	10,367	398,507
Navigators Group, Inc. (The)*	7,272	566,052
ProAssurance Corp.	10,423	478,520
RLI Corp.	8,341	437,152
Safety Insurance Group, Inc.	7,402	442,270
Selective Insurance Group, Inc.	38,669	1,123,334
Stewart Information Services Corp.	25,970	1,055,421
United Fire Group, Inc.	17,381	552,194
United Insurance Holdings Corp.	7,007	157,658
Universal Insurance Holdings, Inc.	8,025	205,360
Total Insurance		9,479,791
Materials—7.8%
A. Schulman, Inc.	31,022	1,495,260
A.M. Castle & Co.*(a)	156,007	569,426
AK Steel Holding Corp.*(a)	870,458	3,890,947
American Vanguard Corp.	16,376	173,913
Balchem Corp.	5,480	303,482
Boise Cascade Co.*	53,423	2,001,226
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Materials (continued)
Calgon Carbon Corp.	15,070	$317,525
Century Aluminum Co.*	76,649	1,057,756
Clearwater Paper Corp.*	17,070	1,114,671
Deltic Timber Corp.	1,943	128,724
Flotek Industries, Inc.*	17,089	251,892
FutureFuel Corp.	15,419	158,353
Globe Specialty Metals, Inc.	22,755	430,525
H.B. Fuller Co.	27,311	1,170,823
Hawkins, Inc.	5,070	192,609
Haynes International, Inc.	6,104	272,299
Headwaters, Inc.*	25,417	466,148
Innophos Holdings, Inc.	8,397	473,255
Intrepid Potash, Inc.*(a)	18,178	209,956
Kaiser Aluminum Corp.	9,951	765,132
KapStone Paper and Packaging Corp.	39,341	1,291,958
Koppers Holdings, Inc.	45,468	894,810
Kraton Performance Polymers, Inc.*	36,610	739,888
LSB Industries, Inc.*	9,986	412,721
Materion Corp.	16,792	645,317
Myers Industries, Inc.	20,134	352,949
Neenah Paper, Inc.	8,285	518,144
Olympic Steel, Inc.(a)	59,890	806,119
OM Group, Inc.	21,293	639,429
PH Glatfelter Co.	39,598	1,090,133
Quaker Chemical Corp.	5,023	430,170
Rayonier Advanced Materials, Inc.	35,244	525,136
RTI International Metals, Inc.*	12,310	442,052
Schweitzer-Mauduit International, Inc.	9,884	455,850
Stepan Co.	27,194	1,132,902
Stillwater Mining Co.*	40,328	521,038
SunCoke Energy, Inc.	50,859	759,833
Tredegar Corp.	26,976	542,487
Wausau Paper Corp.	21,388	203,828
Zep, Inc.	23,462	399,558
Total Materials		28,248,244
Media—0.5%
E.W. Scripps Co., (The), Class A*	18,423	523,950
Harte-Hanks, Inc.	39,896	311,189
Scholastic Corp.	25,455	1,042,128
Sizmek, Inc.*	12,031	87,345
Total Media		1,964,612
Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Acorda Therapeutics, Inc.*	6,427	213,890
Affymetrix, Inc.*	15,162	190,435
Albany Molecular Research, Inc.*(a)	8,210	144,496

Investments	Shares	Value
ANI Pharmaceuticals, Inc.*(a)	467	$29,211
Cambrex Corp.*	5,903	233,936
Depomed, Inc.*	8,823	197,723
Emergent Biosolutions, Inc.*	8,307	238,909
Impax Laboratories, Inc.*	7,157	335,449
Lannett Co., Inc.*	2,234	151,264
Ligand Pharmaceuticals, Inc., Class B*(a)	479	36,936
Luminex Corp.*	7,945	127,120
Medicines Co. (The)*	13,015	364,680
Momenta Pharmaceuticals, Inc.*	1,898	28,850
PAREXEL International Corp.*	15,635	1,078,659
Prestige Brands Holdings, Inc.*	8,045	345,050
Repligen Corp.*	1,068	32,424
Sagent Pharmaceuticals, Inc.*	5,864	136,338
Spectrum Pharmaceuticals, Inc.*(a)	16,388	99,475
Total Pharmaceuticals, Biotechnology & Life Sciences		3,984,845
Real Estate—1.8%
Acadia Realty Trust	3,273	114,162
Agree Realty Corp.	895	29,508
American Assets Trust, Inc.	3,308	143,170
Associated Estates Realty Corp.	4,319	106,593
Aviv REIT, Inc.	2,855	104,208
Capstead Mortgage Corp.	7,137	84,002
CareTrust REIT, Inc.	2,506	33,981
Cedar Realty Trust, Inc.	11,089	83,057
Chesapeake Lodging Trust	7,961	269,321
CoreSite Realty Corp.	3,119	151,833
Cousins Properties, Inc.	19,309	204,675
DiamondRock Hospitality Co.	33,493	473,256
EastGroup Properties, Inc.	2,080	125,091
Education Realty Trust, Inc.	3,565	126,130
EPR Properties	3,544	212,746
Forestar Group, Inc.*	11,087	174,842
Franklin Street Properties Corp.	10,895	139,674
Geo Group, Inc. (The)	21,977	961,274
Getty Realty Corp.	3,073	55,929
Government Properties Income Trust	6,193	141,510
Healthcare Realty Trust, Inc.	7,669	213,045
Inland Real Estate Corp.	10,726	114,661
Kite Realty Group Trust	5,195	146,343
Lexington Realty Trust	23,958	235,507
LTC Properties, Inc.	1,493	68,678
Medical Properties Trust, Inc.	12,079	178,044
Parkway Properties, Inc.	14,764	256,155
Pennsylvania Real Estate Investment Trust	10,803	250,954
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Real Estate (continued)
Post Properties, Inc.	3,748	$213,374
PS Business Parks, Inc.	2,588	214,908
Retail Opportunity Investments Corp.	4,856	88,865
Sabra Health Care REIT, Inc.	3,104	102,898
Saul Centers, Inc.	2,047	117,088
Sovran Self Storage, Inc.	1,810	170,031
Summit Hotel Properties, Inc.	16,281	229,074
Universal Health Realty Income Trust	645	36,281
Urstadt Biddle Properties, Inc., Class A	2,522	58,157
Total Real Estate		6,429,025
Retailing—11.1%
Aeropostale, Inc.*(a)	389,201	1,350,527
Barnes & Noble, Inc.*	154,815	3,676,856
Big 5 Sporting Goods Corp.	41,965	556,876
Blue Nile, Inc.*	8,746	278,473
Brown Shoe Co., Inc.	44,326	1,453,893
Buckle, Inc. (The)	12,694	648,536
Cato Corp., (The), Class A	13,544	536,342
Children's Place, Inc. (The)	15,640	1,003,932
Christopher & Banks Corp.*	45,970	255,593
Finish Line, Inc., (The), Class A	39,262	962,704
Francesca's Holdings Corp.*	11,919	212,158
Fred's, Inc., Class A	60,329	1,031,023
FTD Cos., Inc.*	12,146	363,651
Genesco, Inc.*	21,437	1,526,958
Group 1 Automotive, Inc.	67,703	5,844,800
Haverty Furniture Cos., Inc.	17,621	438,411
Hibbett Sports, Inc.*(a)	9,502	466,168
Kirkland's, Inc.*	10,827	257,141
Lithia Motors, Inc., Class A	31,348	3,116,305
Lumber Liquidators Holdings, Inc.*(a)	20,056	617,324
MarineMax, Inc.*	13,010	344,895
Men's Wearhouse, Inc. (The)	27,010	1,409,922
Monro Muffler Brake, Inc.(a)	7,063	459,448
Nutrisystem, Inc.	11,268	225,135
Outerwall, Inc.(a)	19,411	1,283,455
Pep Boys-Manny, Moe & Jack (The)*	118,242	1,137,488
PetMed Express, Inc.(a)	8,350	137,942
Pool Corp.	18,095	1,262,307
Select Comfort Corp.*	19,183	661,238
Sonic Automotive, Inc., Class A	206,484	5,141,452
Stage Stores, Inc.	40,119	919,527
Stein Mart, Inc.	57,294	713,310
Tuesday Morning Corp.*(a)	29,566	476,013
Vitamin Shoppe, Inc.*	16,785	691,374

Investments	Shares	Value
VOXX International Corp., Class A*	52,566	$481,505
Zumiez, Inc.*	10,385	417,996
Total Retailing		40,360,678
Semiconductors & Semiconductor Equipment—1.4%
Advanced Energy Industries, Inc.*	12,576	322,700
Brooks Automation, Inc.	22,795	265,106
Cabot Microelectronics Corp.*	4,888	244,253
CEVA, Inc.*	1,325	28,249
Cirrus Logic, Inc.*	12,028	400,051
Cohu, Inc.	16,758	183,333
Diodes, Inc.*	16,836	480,836
DSP Group, Inc.*	7,051	84,471
Entropic Communications, Inc.*	36,146	106,992
Exar Corp.*	6,647	66,802
Kopin Corp.*	4,843	17,047
Kulicke & Soffa Industries, Inc.*	19,858	310,381
Micrel, Inc.	9,044	136,384
Microsemi Corp.*	17,460	618,084
MKS Instruments, Inc.	12,140	410,453
Monolithic Power Systems, Inc.	2,902	152,790
Nanometrics, Inc.*	5,170	86,959
Pericom Semiconductor Corp.	4,603	71,209
Power Integrations, Inc.	3,411	177,645
Rudolph Technologies, Inc.*	8,446	93,075
Synaptics, Inc.*(a)	6,341	515,555
Tessera Technologies, Inc.	3,671	147,868
Ultratech, Inc.*	4,543	78,776
Veeco Instruments, Inc.*(a)	6,843	209,054
Total Semiconductors & Semiconductor Equipment		5,208,073
Software & Services—4.3%
Blackbaud, Inc.	6,844	324,269
Blucora, Inc.*	22,715	310,287
Bottomline Technologies (de), Inc.*	5,862	160,443
CACI International, Inc., Class A*	22,816	2,051,615
Cardtronics, Inc.*	15,407	579,303
Ciber, Inc.*	121,073	498,821
comScore, Inc.*	3,742	191,590
CSG Systems International, Inc.	14,079	427,861
Dealertrack Technologies, Inc.*	12,285	473,218
Dice Holdings, Inc.*	16,309	145,476
Ebix, Inc.(a)	3,855	117,115
EPIQ Systems, Inc.	13,662	244,960
Exlservice Holdings, Inc.*	7,761	288,709
Forrester Research, Inc.	4,756	174,926
Heartland Payment Systems, Inc.	26,364	1,235,153
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Software & Services (continued)
IGATE Corp.*	16,470	$702,610
Interactive Intelligence Group, Inc.*(a)	4,503	185,434
j2 Global, Inc.	4,836	317,628
Liquidity Services, Inc.*(a)	28,906	285,591
LivePerson, Inc.*	10,420	106,649
LogMeIn, Inc.*	2,218	124,186
Manhattan Associates, Inc.*	5,152	260,743
ManTech International Corp., Class A	30,100	1,021,594
MicroStrategy, Inc., Class A*	1,876	317,400
Monotype Imaging Holdings, Inc.	3,143	102,587
Monster Worldwide, Inc.*	66,911	424,216
NetScout Systems, Inc.*(a)	5,182	227,231
NIC, Inc.	8,715	153,994
Perficient, Inc.*	11,868	245,549
Progress Software Corp.*	6,921	188,044
QuinStreet, Inc.*	24,810	147,619
Stamps.com, Inc.*	1,407	94,677
Sykes Enterprises, Inc.*	30,786	765,032
Synchronoss Technologies, Inc.*	5,516	261,789
Take-Two Interactive Software, Inc.*	51,375	1,307,751
Tangoe, Inc.*	9,236	127,457
TeleTech Holdings, Inc.	28,251	718,988
VASCO Data Security International, Inc.*(a)	4,589	98,847
Virtusa Corp.*	5,371	222,252
XO Group, Inc.*	4,588	81,070
Total Software & Services		15,712,684
Technology Hardware & Equipment—9.3%
ADTRAN, Inc.	18,822	351,407
Agilysys, Inc.*	5,688	55,970
Anixter International, Inc.*	47,244	3,596,686
Badger Meter, Inc.	3,477	208,411
Bel Fuse, Inc., Class B	14,323	272,567
Benchmark Electronics, Inc.*	64,417	1,547,940
Black Box Corp.	25,379	531,182
CalAmp Corp.*(a)	7,524	121,814
Checkpoint Systems, Inc.	35,281	381,740
Coherent, Inc.*	6,774	440,039
Comtech Telecommunications Corp.	6,845	198,163
CTS Corp.	12,777	229,858
Daktronics, Inc.	28,460	307,653
Digi International, Inc.*	10,576	105,548
DTS, Inc.*	2,365	80,576
Electro Scientific Industries, Inc.	15,336	94,776
Electronics For Imaging, Inc.*	10,760	449,230
Fabrinet*	20,023	380,237

Investments	Shares	Value
FARO Technologies, Inc.*	3,162	$196,455
Harmonic, Inc.*	32,323	239,513
II-VI, Inc.*	20,857	385,020
Insight Enterprises, Inc.*	107,171	3,056,517
Ixia*	21,004	254,779
Littelfuse, Inc.	4,899	486,912
Mercury Systems, Inc.*	7,311	113,686
Methode Electronics, Inc.	9,580	450,643
MTS Systems Corp.	4,240	320,756
NETGEAR, Inc.*	23,844	783,991
Newport Corp.*	17,167	327,203
OSI Systems, Inc.*	6,913	513,359
Park Electrochemical Corp.	4,394	94,735
Plexus Corp.*	32,153	1,310,878
QLogic Corp.*	17,588	259,247
Rofin-Sinar Technologies, Inc.*	12,620	305,783
Rogers Corp.*	4,138	340,185
Sanmina Corp.*	143,236	3,464,879
ScanSource, Inc.*	42,094	1,711,121
Super Micro Computer, Inc.*	22,504	747,358
SYNNEX Corp.	99,329	7,673,165
TTM Technologies, Inc.*	81,813	737,135
ViaSat, Inc.*	12,440	741,548
Total Technology Hardware & Equipment		33,868,665
Telecommunication Services—0.6%
8x8, Inc.*	9,218	77,431
Atlantic Tele-Network, Inc.	2,790	193,124
Cincinnati Bell, Inc.*	200,121	706,427
Consolidated Communications Holdings, Inc.	16,693	340,537
General Communication, Inc., Class A*	33,951	535,068
Iridium Communications, Inc.*(a)	23,875	231,826
Lumos Networks Corp.	7,307	111,505
Spok Holdings, Inc.	5,875	112,624
Total Telecommunication Services		2,308,542
Transportation—3.9%
Allegiant Travel Co.	3,299	634,365
ArcBest Corp.	36,291	1,375,066
Atlas Air Worldwide Holdings, Inc.*	21,550	927,081
Celadon Group, Inc.	15,703	427,436
Forward Air Corp.	7,879	427,830
Heartland Express, Inc.	19,710	468,309
Hub Group, Inc., Class A*	50,512	1,984,616
Knight Transportation, Inc.	18,164	585,789
Matson, Inc.	23,165	976,636
Republic Airways Holdings, Inc.*	52,962	728,227
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES SMALL CAP FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Transportation (continued)
Roadrunner Transportation Systems, Inc.*	39,980	$1,010,295
Saia, Inc.*	15,849	702,111
SkyWest, Inc.	115,842	1,692,452
UTi Worldwide, Inc.*	183,226	2,253,680
Total Transportation		14,193,893
Utilities—2.7%
ALLETE, Inc.	12,049	635,705
American States Water Co.	6,393	255,017
Avista Corp.	24,596	840,691
El Paso Electric Co.	13,571	524,384
Laclede Group, Inc. (The)	17,821	912,792
New Jersey Resources Corp.	67,929	2,109,875
Northwest Natural Gas Co.(a)	9,021	432,557
NorthWestern Corp.	12,665	681,250
Piedmont Natural Gas Co., Inc.	22,334	824,348
South Jersey Industries, Inc.	7,422	402,866
Southwest Gas Corp.	20,902	1,215,869
UIL Holdings Corp.	18,715	962,325
Total Utilities		9,797,679
Total Common Stocks
(Cost $306,929,583)		364,100,521

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—5.8%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.08% (b) (Cost $20,984,886)	20,984,886	20,984,886
Total Investments—105.7% (Cost $327,914,469)		385,085,407
Liabilities in Excess of Other Assets–(5.7)%		(20,700,572)
Net Assets–100.0%		$364,384,835

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $20,256,253; total market value of the collateral held by the fund was $21,020,798. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $35,912.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES FINANCIALS SECTOR FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Banks—29.2%
Bank of America Corp.	132,143	$2,033,681
BB&T Corp.	5,665	220,878
Citigroup, Inc.	33,655	1,733,906
Comerica, Inc.	1,371	61,873
Fifth Third Bancorp	7,444	140,319
Huntington Bancshares, Inc.	6,217	68,698
JPMorgan Chase & Co.	37,444	2,268,357
KeyCorp	7,029	99,531
M&T Bank Corp.	862	109,474
PNC Financial Services Group, Inc. (The)	4,006	373,519
Regions Financial Corp.	13,302	125,704
SunTrust Banks, Inc.	4,608	189,343
U.S. Bancorp	10,304	449,976
Wells Fargo & Co.	37,604	2,045,658
Zions Bancorporation(a)	2,170	58,590
Total Banks		9,979,507
Capital Markets—11.2%
Affiliated Managers Group, Inc.*	296	63,575
Ameriprise Financial, Inc.	2,321	303,680
Bank of New York Mellon Corp. (The)	9,828	395,479
BlackRock, Inc.	754	275,843
Charles Schwab Corp. (The)	5,119	155,822
E*TRADE Financial Corp.*	1,637	46,745
Franklin Resources, Inc.	4,057	208,205
Goldman Sachs Group, Inc. (The)	4,574	859,775
Invesco Ltd.	3,152	125,103
Legg Mason, Inc.	1,212	66,902
Morgan Stanley	23,884	852,420
Northern Trust Corp.	1,534	106,843
State Street Corp.	3,459	254,340
T. Rowe Price Group, Inc.	1,210	97,986
Total Capital Markets		3,812,718
Consumer Finance—4.4%
American Express Co.	9,952	777,450
Capital One Financial Corp.	5,852	461,255
Discover Financial Services	3,019	170,121
Navient Corp.	3,637	73,940
Total Consumer Finance		1,482,766
Diversified Financial Services—16.1%
Berkshire Hathaway, Inc., Class B*	32,943	4,754,334
CME Group, Inc.	789	74,726
Intercontinental Exchange, Inc.	329	76,746

Investments	Shares	Value
Leucadia National Corp.	13,445	$299,689
McGraw Hill Financial, Inc.	1,169	120,875
Moody's Corp.	819	85,012
NASDAQ OMX Group, Inc. (The)	1,747	88,992
Total Diversified Financial Services		5,500,374
Insurance—33.8%
ACE Ltd.	4,244	473,164
Aflac, Inc.	9,018	577,242
Allstate Corp. (The)	12,560	893,895
American International Group, Inc.	28,753	1,575,377
Aon PLC	3,058	293,935
Assurant, Inc.	4,261	261,668
Chubb Corp. (The)	3,461	349,907
Cincinnati Financial Corp.	2,313	123,237
Genworth Financial, Inc., Class A*	33,153	242,348
Hartford Financial Services Group, Inc. (The)	10,951	457,971
Lincoln National Corp.	5,946	341,657
Loews Corp.	8,818	360,039
Marsh & McLennan Cos., Inc.	5,666	317,806
MetLife, Inc.	36,441	1,842,093
Principal Financial Group, Inc.	5,204	267,329
Progressive Corp. (The)	17,712	481,766
Prudential Financial, Inc.	18,213	1,462,686
Torchmark Corp.	1,817	99,790
Travelers Cos., Inc.	6,264	677,326
Unum Group	7,911	266,838
XL Group PLC	4,530	166,704
Total Insurance		11,532,778
Real Estate Investment Trusts—4.4%
American Tower Corp.	1,091	102,718
Apartment Investment & Management Co., Class A	598	23,537
AvalonBay Communities, Inc.	267	46,525
Boston Properties, Inc.	429	60,266
Crown Castle International Corp.	1,081	89,226
Equity Residential	825	64,234
Essex Property Trust, Inc.	105	24,139
General Growth Properties, Inc.	2,165	63,976
HCP, Inc.	1,382	59,716
Health Care REIT, Inc.	1,083	83,781
Host Hotels & Resorts, Inc.	6,375	128,648
Iron Mountain, Inc.	2,050	74,784
Kimco Realty Corp.	929	24,944
Macerich Co. (The)	312	26,311
Plum Creek Timber Co., Inc.	863	37,497
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES FINANCIALS SECTOR FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Real Estate Investment Trusts (continued)
Prologis, Inc.(a)	1,091	$47,524
Public Storage	296	58,353
Simon Property Group, Inc.	638	124,818
SL Green Realty Corp.	297	38,129
Ventas, Inc.	1,075	78,497
Vornado Realty Trust	608	68,096
Weyerhaeuser Co.	5,496	182,192
Total Real Estate Investment Trusts		1,507,911
Real Estate Management & Development—0.7%
CBRE Group, Inc., Class A*	6,371	246,621

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	1,357	14,221
People's United Financial, Inc.	2,025	30,780
Total Thrifts & Mortgage Finance		45,001
Total Common Stocks
(Cost $28,809,111)		34,107,676

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.08% (b) (Cost $45,000)	45,000	45,000
Total Investments—100.0% (Cost $28,854,111)		34,152,676
Liabilities in Excess of Other Assets–(0.0)%‡		(4,100)
Net Assets–100.0%		$34,148,576

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

* ‡	Non-income producing security Greater than (0.05)%
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $95,157; total market value of the collateral held by the fund was $97,645. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $52,645.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES ADR FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—95.7%
Automobiles & Components—6.7%
Honda Motor Co. Ltd.(a)	14,471	$474,070
Magna International, Inc.	2,932	157,331
Toyota Motor Corp.(a)(b)	7,603	1,063,584
Total Automobiles & Components		1,694,985
Banks—8.5%
Banco Bilbao Vizcaya Argentaria SA(a)	9,117	91,444
Banco Bradesco SA(a)	11,958	110,970
Banco de Chile(a)(b)	154	10,327
Banco Santander Chile(a)	457	9,908
Banco Santander SA(a)	28,529	212,541
Bancolombia SA(a)	421	16,558
Bank of Montreal	1,037	62,189
Bank of Nova Scotia (The)(b)	1,689	84,838
Barclays PLC(a)	10,462	152,431
Canadian Imperial Bank of Commerce(b)	657	47,632
Credicorp Ltd.	89	12,516
HSBC Holdings PLC(a)	5,653	240,761
ING Groep NV*(a)	5,384	78,660
KB Financial Group, Inc.(a)	678	23,825
Lloyds Banking Group PLC*(a)	22,785	106,406
Mitsubishi UFJ Financial Group, Inc.(a)	23,221	144,435
Mizuho Financial Group, Inc.(a)(b)	29,207	103,685
Royal Bank of Canada(b)	2,112	127,480
Royal Bank of Scotland Group PLC*(a)	12,500	126,125
Shinhan Financial Group Co. Ltd.(a)	832	31,034
Sumitomo Mitsui Financial Group, Inc.(a)(b)	21,375	165,443
Toronto-Dominion Bank (The)	2,568	110,039
Westpac Banking Corp.(a)(b)	2,431	72,711
Total Banks		2,141,958
Capital Goods—1.4%
ABB Ltd.*(a)	8,046	170,334
Embraer SA(a)	838	25,768
Koninklijke Philips NV	4,040	114,494
Nidec Corp.(a)	2,212	36,985
Total Capital Goods		347,581
Consumer Durables & Apparel—1.4%
Gildan Activewear, Inc.	324	9,564
Luxottica Group S.p.A.(a)	672	42,155
Sony Corp.*(a)	11,510	308,238
Total Consumer Durables & Apparel		359,957
Consumer Services—0.3%
Carnival PLC(a)	1,408	68,978
InterContinental Hotels Group PLC(a)	193	7,558

Investments	Shares	Value
Restaurant Brands International, Inc.	126	$4,839
Total Consumer Services		81,375
Diversified Financials—2.2%
Credit Suisse Group AG*(a)(b)	4,668	125,709
Deutsche Bank AG(b)	5,139	178,477
Nomura Holdings, Inc.(a)(b)	10,720	62,926
ORIX Corp.(a)(b)	746	52,474
UBS Group AG*	7,006	131,503
Total Diversified Financials		551,089
Energy—39.0%
BP PLC(a)	38,123	1,490,991
Cameco Corp.	625	8,706
Canadian Natural Resources Ltd.	2,488	76,406
Cenovus Energy, Inc.	4,557	76,922
China Petroleum & Chemical Corp.(a)(b)	22,048	1,757,005
CNOOC Ltd.(a)(b)	1,280	181,530
Ecopetrol SA(a)(b)	9,869	150,206
Enbridge, Inc.	2,985	144,773
Encana Corp.	3,114	34,721
ENI S.p.A.(a)	18,364	635,578
Imperial Oil Ltd.	3,533	140,896
Pembina Pipeline Corp.(b)	731	23,143
PetroChina Co. Ltd.(a)	14,721	1,637,122
Royal Dutch Shell PLC, Class A(a)	14,696	876,616
Royal Dutch Shell PLC, Class B(a)(b)	14,028	879,556
Statoil ASA(a)	23,144	407,103
Suncor Energy, Inc.	5,455	159,559
Talisman Energy, Inc.	2,613	20,068
Tenaris SA(a)	1,598	44,744
Total SA(a)	18,263	906,941
TransCanada Corp.	887	37,893
Ultrapar Participacoes SA(a)	6,495	131,199
Total Energy		9,821,678
Food & Staples Retailing—0.8%
Cencosud SA(a)(b)	12,305	86,504
Delhaize Group SA(a)	5,375	120,239
Total Food & Staples Retailing		206,743
Food, Beverage & Tobacco—3.3%
Ambev SA(a)	11,838	68,187
Anheuser-Busch InBev NV(a)	1,629	198,592
BRF SA(a)	2,822	55,819
British American Tobacco PLC(a)	895	92,874
Diageo PLC(a)	627	69,327
Fomento Economico Mexicano SAB de CV*(a)	932	87,142
Unilever NV(b)	3,137	131,001
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES ADR FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Food, Beverage & Tobacco (continued)
Unilever PLC(a)	3,121	$130,177
Total Food, Beverage & Tobacco		833,119
Health Care Equipment & Services—0.8%
Catamaran Corp.*	1,854	110,387
Fresenius Medical Care AG & Co. KGaA(a)	1,651	68,434
Smith & Nephew PLC(a)	573	19,579
Total Health Care Equipment & Services		198,400
Insurance—5.9%
Aegon NV, Class G	31,662	251,079
Aviva PLC(a)(b)	14,542	235,144
China Life Insurance Co. Ltd.(a)	4,465	295,047
Manulife Financial Corp.	11,891	202,266
Prudential PLC(a)	8,019	399,988
Sun Life Financial, Inc.	3,101	95,573
Total Insurance		1,479,097
Materials—6.6%
Agnico Eagle Mines Ltd.	279	7,795
Agrium, Inc.(b)	630	65,690
ArcelorMittal(b)	33,924	319,564
Barrick Gold Corp.	3,950	43,292
BHP Billiton Ltd.(a)(b)	3,031	140,851
BHP Billiton PLC(a)(b)	3,218	142,429
Cemex SAB de CV*(a)	7,035	66,621
Cia de Minas Buenaventura SA(a)	447	4,528
Cia Siderurgica Nacional SA(a)(b)	17,094	28,718
CRH PLC(a)	3,964	103,817
Eldorado Gold Corp.	919	4,218
Gerdau SA(a)(b)	22,131	70,819
Goldcorp, Inc.	775	14,043
James Hardie Industries PLC(a)	109	6,305
Kinross Gold Corp.*	6,171	13,823
POSCO(a)	4,531	247,665
Potash Corp. of Saskatchewan, Inc.	853	27,509
Randgold Resources Ltd.(a)	65	4,503
Rio Tinto PLC(a)(b)	4,759	197,023
Silver Wheaton Corp.	140	2,663
Sociedad Quimica y Minera de Chile SA(a)	473	8,632
Southern Copper Corp.(b)	824	24,044
Syngenta AG(a)	948	64,284
Teck Resources Ltd., Class B(b)	2,349	32,252
Yamana Gold, Inc.	2,094	7,517
Total Materials		1,648,605
Media—0.8%
Grupo Televisa SAB*(a)	729	24,065

Investments	Shares	Value
Pearson PLC(a)	1,525	$32,955
Shaw Communications, Inc., Class B(b)	903	20,254
Thomson Reuters Corp.(b)	1,319	53,499
WPP PLC(a)(b)	682	77,591
Total Media		208,364
Pharmaceuticals, Biotechnology & Life Sciences—3.2%
AstraZeneca PLC(a)	1,547	105,861
GlaxoSmithKline PLC(a)	3,283	151,511
Novartis AG(a)(b)	2,257	222,563
Novo Nordisk A/S(a)	1,351	72,130
QIAGEN NV*	222	5,594
Sanofi(a)	3,768	186,290
Shire PLC(a)	108	25,843
Valeant Pharmaceuticals International, Inc.*	172	34,163
Total Pharmaceuticals, Biotechnology & Life Sciences		803,955
Real Estate—0.3%
Brookfield Asset Management, Inc., Class A	1,568	84,060

Semiconductors & Semiconductor Equipment—0.7%
ARM Holdings PLC(a)	101	4,979
ASML Holding NV, Class G(b)	300	30,309
STMicroelectronics NV, Class Y	3,247	30,100
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	4,239	99,532
Total Semiconductors & Semiconductor Equipment		164,920
Software & Services—0.6%
CGI Group, Inc., Class A*	934	39,648
SAP SE(a)	1,360	98,151
Total Software & Services		137,799
Technology Hardware & Equipment—2.0%
Alcatel-Lucent*(a)	18,701	69,755
BlackBerry Ltd.*	2,951	26,352
Canon, Inc.(a)(b)	4,256	150,535
Kyocera Corp.(a)	1,137	62,444
Nokia OYJ(a)	8,909	67,530
Telefonaktiebolaget LM Ericsson(a)	10,400	130,520
Total Technology Hardware & Equipment		507,136
Telecommunication Services—9.6%
America Movil SAB de CV, Class L(a)	12,839	262,686
BCE, Inc.	1,892	80,145
BT Group PLC(a)(b)	1,819	118,544
China Mobile Ltd.(a)	6,190	402,536
Chunghwa Telecom Co. Ltd.(a)(b)	986	31,621
Nippon Telegraph & Telephone Corp.(a)(b)	14,746	454,472
NTT DoCoMo, Inc.(a)(b)	10,112	176,252
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES ADR FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Telecommunication Services (continued)
Orange SA(a)	8,642	$138,359
Portugal Telecom SGPS SA(a)	14,560	7,731
Rogers Communications, Inc., Class B	1,426	47,743
Telecom Italia S.p.A.*(a)(b)	9,438	109,575
Telefonica SA(a)	20,264	290,788
TELUS Corp.	1,360	45,206
Vodafone Group PLC(a)	7,853	256,636
Total Telecommunication Services		2,422,294
Transportation—0.6%
Canadian National Railway Co.	676	45,204
Canadian Pacific Railway Ltd.	132	24,116
Latam Airlines Group SA*(a)(b)	6,008	48,425
Ryanair Holdings PLC(a)	439	29,312
Total Transportation		147,057
Utilities—1.0%
Cia Energetica de Minas Gerais(a)	8,703	35,595
CPFL Energia SA(a)(b)	2,549	32,423
Empresa Nacional de Electricidad SA(a)	387	17,435
Enersis SA(a)	3,264	53,073
National Grid PLC(a)	1,539	99,435
TransAlta Corp.(b)	1,091	10,146
Total Utilities		248,107
Total Common Stocks
(Cost $24,120,630)		24,088,279

PREFERRED STOCKS—3.8%
Banks—0.5%
Itau Unibanco Holding SA(a)	12,376	136,879

Energy—2.7%
Petroleo Brasileiro SA(a)	112,085	682,598

Materials—0.6%
Vale SA, Class A(a)	30,837	149,559

Total Preferred Stocks
(Cost $1,501,300)		969,036

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—26.5%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.08%(c) (Cost $6,664,800)	6,664,800	6,664,800
Total Investments—126.0% (Cost $32,286,730)		31,722,115
Liabilities in Excess of Other Assets–(26.0)%		(6,547,083)
Net Assets–100.0%		$25,175,032

		% of
Country	Value	Net Assets
Australia	$213,562	0.8%
Belgium	318,831	1.3
Brazil	1,528,534	6.1
Canada	2,411,064	9.6
Chile	234,304	0.9
China	1,932,169	7.7
Colombia	166,764	0.7
Denmark	72,130	0.3
Finland	67,530	0.3
France	1,301,345	5.2
Germany	345,062	1.4
Hong Kong	2,341,071	9.3
Ireland	165,277	0.6
Italy	787,308	3.1
Japan	3,255,543	12.9
Jersey Islands	4,503	0.0 †
Luxembourg	364,308	1.4
Mexico	440,514	1.7
Netherlands	2,367,309	9.4
Norway	407,103	1.6
Peru	17,044	0.1
Portugal	7,731	0.0 †
South Korea	302,524	1.2
Spain	594,773	2.4
Sweden	130,520	0.5
Switzerland	744,493	3.0
Taiwan	131,153	0.5
United Kingdom	4,327,303	17.2
United States	6,742,343	26.8
Total Investments	31,722,115	126.0
Liabilities in Excess of Other Assets	(6,547,083)	(26.0)
Net Assets	$25,175,032	100.0%

PLC	-	Public Limited Company

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $6,405,727; total market value of the collateral held by the fund was $6,673,066. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,266.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES NAVELLIER OVERALL A-100 FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.5%
Automobiles & Components—0.9%
Cooper Tire & Rubber Co.	1,652	$70,772

Banks—2.0%
Banco Macro SA(a)	791	45,245
BankFinancial Corp.	1,854	24,362
Bear State Financial, Inc.*	2,411	23,845
Grupo Financiero Galicia SA(a)	2,596	60,097
Total Banks		153,549
Capital Goods—0.5%
American Woodmark Corp.*	635	34,754

Commercial & Professional Services—0.4%
Multi-Color Corp.	482	33,417

Consumer Durables & Apparel—2.6%
Bassett Furniture Industries, Inc.	1,070	30,516
Hanesbrands, Inc.	2,581	86,489
Skechers U.S.A., Inc., Class A*	750	53,933
Superior Uniform Group, Inc.	1,379	26,160
Total Consumer Durables & Apparel		197,098
Consumer Services—7.0%
BJ's Restaurants, Inc.*	631	31,834
Cracker Barrel Old Country Store, Inc.	374	56,900
Graham Holdings Co., Class B	62	65,077
Nathan's Famous, Inc.	331	17,924
Service Corp. International	2,268	59,082
Sonic Corp.	899	28,498
Starbucks Corp.	2,431	230,216
Vail Resorts, Inc.	396	40,954
Total Consumer Services		530,485
Diversified Financials—6.9%
INTL. FCStone, Inc.*	17,429	518,164

Energy—6.8%
Tesoro Corp.	5,598	511,041

Food & Staples Retailing—2.6%
Casey's General Stores, Inc.	1,395	125,689
Ingles Markets, Inc., Class A	1,431	70,806
Total Food & Staples Retailing		196,495
Food, Beverage & Tobacco—0.7%
Monster Beverage Corp.*	391	54,112

Health Care Equipment & Services—12.7%
Abaxis, Inc.	407	26,093

Investments	Shares	Value
Abiomed, Inc.*	422	$30,207
Almost Family, Inc.*	751	33,577
Centene Corp.*	3,308	233,842
Chemed Corp.	345	41,193
Edwards Lifesciences Corp.*	352	50,146
HCA Holdings, Inc.*	6,436	484,180
Inogen, Inc.*	722	23,097
RadNet, Inc.*	4,087	34,331
Total Health Care Equipment & Services		956,666
Insurance—11.6%
AmTrust Financial Services, Inc.	1,297	73,909
China Life Insurance Co. Ltd.(a)	8,302	548,596
Federated National Holding Co.	881	26,959
First American Financial Corp.	2,275	81,172
National General Holdings Corp.	6,272	117,286
Universal Insurance Holdings, Inc.	1,074	27,484
Total Insurance		875,406
Materials—1.1%
Berry Plastics Group, Inc.*	2,359	85,372

Media—1.5%
Cinemark Holdings, Inc.	1,279	57,645
Journal Communications, Inc., Class A*	2,032	30,114
Reading International, Inc., Class A*	1,947	26,187
Total Media		113,946
Pharmaceuticals, Biotechnology & Life Sciences—5.6%
AMAG Pharmaceuticals, Inc.*	425	23,230
ANI Pharmaceuticals, Inc.*(b)	379	23,706
Cambrex Corp.*	780	30,911
Celgene Corp.*	957	110,323
Medivation, Inc.*	241	31,106
Shire PLC(a)	396	94,759
United Therapeutics Corp.*	222	38,281
Valeant Pharmaceuticals International, Inc.*	361	71,702
Total Pharmaceuticals, Biotechnology & Life Sciences		424,018
Real Estate—7.8%
Apartment Investment & Management Co., Class A	876	34,479
Associated Estates Realty Corp.	1,014	25,025
Boston Properties, Inc.	373	52,399
Camden Property Trust	429	33,518
Chatham Lodging Trust	888	26,116
Education Realty Trust, Inc.	720	25,474
General Growth Properties, Inc.	1,781	52,629
Jones Lang LaSalle, Inc.	552	94,061
Kilroy Realty Corp.	383	29,173
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES NAVELLIER OVERALL A-100 FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Real Estate (continued)
Macerich Co. (The)	396	$33,395
New York Mortgage Trust, Inc.(b)	3,577	27,758
Realty Income Corp.	664	34,262
Regency Centers Corp.	434	29,529
Ryman Hospitality Properties, Inc.	559	34,049
Universal Health Realty Income Trust	440	24,750
Weingarten Realty Investors	801	28,820
Total Real Estate		585,437
Retailing—5.6%
1-800-Flowers.com, Inc., Class A*	2,846	33,668
America's Car-Mart, Inc.*	514	27,885
Build-A-Bear Workshop, Inc.*	1,339	26,311
Murphy USA, Inc.*	3,246	234,913
Select Comfort Corp.*	1,109	38,227
Ulta Salon Cosmetics & Fragrance, Inc.*	422	63,659
Total Retailing		424,663
Semiconductors & Semiconductor Equipment—6.2%
Advanced Semiconductor Engineering, Inc.(a)	16,816	121,075
Advantest Corp.(a)	3,151	39,829
Ambarella, Inc.*(b)	379	28,694
Avago Technologies Ltd.	668	84,823
Mattson Technology, Inc.*	6,060	23,876
Pericom Semiconductor Corp.	1,553	24,025
Qorvo, Inc.*	498	39,691
Silicon Motion Technology Corp.(a)(b)	997	26,799
Skyworks Solutions, Inc.	573	56,320
Tessera Technologies, Inc.	625	25,175
Total Semiconductors & Semiconductor Equipment		470,307
Software & Services—4.3%
Cimpress NV*	480	40,503
Ebix, Inc.(b)	835	25,367
Electronic Arts, Inc.*	1,398	82,223
Ellie Mae, Inc.*	452	25,000
ePlus, Inc.*	428	37,206
Qualys, Inc.*	527	24,495
Science Applications International Corp.	1,304	66,961
VASCO Data Security International, Inc.*(b)	1,074	23,134
Total Software & Services		324,889
Technology Hardware & Equipment—10.1%
Apple, Inc.	4,140	515,140
Avid Technology, Inc.*	2,048	30,515
CDW Corp.	4,683	174,395
Super Micro Computer, Inc.*	1,268	42,111
Total Technology Hardware & Equipment		762,161

Investments	Shares	Value
Transportation—1.9%
Macquarie Infrastructure Co., LLC	482	$39,664
Matson, Inc.	1,062	44,774
P.A.M. Transportation Services, Inc.*	505	28,921
USA Truck, Inc.*	1,052	29,130
Total Transportation		142,489
Utilities—0.7%
WGL Holdings, Inc.	991	55,892

Total Common Stocks
(Cost $7,285,115)		7,521,133

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.7%
Dreyfus Institutional Preferred Money Market Fund-Prime Shares, 0.08% (c) (Cost $127,181)	127,181	127,181
Total Investments—101.2% (Cost $7,412,296)		7,648,314
Liabilities in Excess of Other Assets–(1.2)%		(93,010)
Net Assets–100.0%		$7,555,304

LLC	-	Limited Liability Company
PLC	-	Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $124,384; total market value of the collateral held by the fund was $127,181.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES ULTRA DIVIDEND FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.6%
Banks—0.4%
New York Community Bancorp, Inc.(a)	10,844	$181,420
Valley National Bancorp	7,440	70,234
Total Banks		251,654
Commercial & Professional Services—2.5%
R.R. Donnelley & Sons Co.	82,536	1,583,866

Consumer Durables & Apparel—1.9%
Garmin Ltd.	7,960	378,259
Mattel, Inc.	33,984	776,534
Total Consumer Durables & Apparel		1,154,793
Diversified Financials—0.6%
CME Group, Inc.	4,183	396,172

Energy—14.5%
ConocoPhillips	49,261	3,066,990
Diamond Offshore Drilling, Inc.(a)	13,596	364,237
Ensco PLC, Class A	28,060	591,224
Kinder Morgan, Inc.	52,342	2,201,504
Noble Corp. PLC(a)	33,332	475,981
Transocean Ltd.(a)	84,775	1,243,649
Williams Cos., Inc. (The)	21,269	1,075,999
Total Energy		9,019,584
Food & Staples Retailing—4.9%
Sysco Corp.	80,931	3,053,527

Food, Beverage & Tobacco—10.3%
Altria Group, Inc.	46,899	2,345,888
Philip Morris International, Inc.	39,378	2,966,345
Reynolds American, Inc.	16,311	1,123,991
Total Food, Beverage & Tobacco		6,436,224
Insurance—6.6%
Mercury General Corp.	7,104	410,256
Old Republic International Corp.	49,863	744,953
Progressive Corp. (The)	93,954	2,555,549
StanCorp Financial Group, Inc.	5,485	376,271
Total Insurance		4,087,029
Materials—5.0%
Freeport-McMoRan, Inc.	165,796	3,141,834

Real Estate—4.8%
BioMed Realty Trust, Inc.	3,920	88,827
Corporate Office Properties Trust	2,629	77,240
Corrections Corp. of America	5,392	217,082
HCP, Inc.	7,369	318,415

Investments	Shares	Value
Health Care REIT, Inc.	5,770	$446,367
Highwoods Properties, Inc.	1,812	82,953
Home Properties, Inc.	1,289	89,315
Hospitality Properties Trust	7,065	233,074
Iron Mountain, Inc.	10,914	398,143
Kimco Realty Corp.	4,947	132,827
Lamar Advertising Co., Class A	2,924	173,306
Liberty Property Trust	2,919	104,208
Mack-Cali Realty Corp.	4,398	84,793
National Retail Properties, Inc.	1,414	57,932
Omega Healthcare Investors, Inc.	1,695	68,766
Plum Creek Timber Co., Inc.	4,601	199,913
Senior Housing Properties Trust	5,083	112,792
Weingarten Realty Investors	1,977	71,133
Total Real Estate		2,957,086
Semiconductors & Semiconductor Equipment—0.1%
Intersil Corp., Class A	5,016	71,829

Software & Services—5.2%
Accenture PLC, Class A	34,278	3,211,506

Telecommunication Services—15.8%
AT&T, Inc.	93,551	3,054,440
CenturyLink, Inc.	69,342	2,395,766
Frontier Communications Corp.	86,477	609,663
Verizon Communications, Inc.	62,985	3,062,961
Windstream Holdings, Inc.	99,556	736,714
Total Telecommunication Services		9,859,544
Utilities—27.0%
AGL Resources, Inc.	14,556	722,705
Ameren Corp.	18,520	781,544
Consolidated Edison, Inc.(a)	28,462	1,736,182
Duke Energy Corp.	40,852	3,136,617
Entergy Corp.	21,497	1,665,803
Integrys Energy Group, Inc.	11,922	858,622
Pepco Holdings, Inc.	24,129	647,381
PG&E Corp.	42,718	2,267,044
Public Service Enterprise Group, Inc.	34,705	1,454,834
Southern Co. (The)	55,436	2,454,706
TECO Energy, Inc.	17,617	341,770
Westar Energy, Inc.	8,990	348,452
WGL Holdings, Inc.	6,723	379,177
Total Utilities		16,794,837
Total Common Stocks
(Cost $62,644,700)		62,019,485
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES ULTRA DIVIDEND FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.1%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.08% (b) (Cost $2,556,925)	2,556,925	$2,556,925
Total Investments—103.7% (Cost $65,201,625)		64,576,410
Liabilities in Excess of Other Assets–(3.7)%		(2,322,487)
Net Assets–100.0%		$62,253,923

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $2,485,755; total market value of the collateral held by the fund was $2,556,925.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

REVENUESHARES GLOBAL GROWTH FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.4%
Automobiles & Components—4.7%
Honda Motor Co. Ltd.	1,528	$49,729
Nissan Motor Co. Ltd.	4,341	44,306
Toyota Motor Corp.	1,618	113,102
UMW Holdings BHD	10,612	31,061
Total Automobiles & Components		238,198
Banks—5.0%
Banco Bilbao Vizcaya Argentaria SA	2,738	27,665
Banco Santander SA	8,521	64,216
DNB ASA	1,344	21,630
Malayan Banking BHD	14,988	37,758
OTP Bank PLC	5,287	100,442
Total Banks		251,711
Capital Goods—15.9%
ACS Actividades de Construccion y Servicios SA	1,952	69,183
Alfa SAB de CV, Class A*	20,399	41,242
Alliance Global Group, Inc.	28,351	16,808
Discount Investment Corp. Ltd.	17,123	32,096
IDB Development Corp. Ltd.*	102,719	34,716
JG Summit Holdings, Inc.	16,596	26,918
Marubeni Corp.	6,427	37,300
San Miguel Corp.	74,810	112,884
Sime Darby BHD	36,855	92,249
Skanska AB, Class B	2,758	61,850
SM Investments Corp.	2,026	40,769
Top Frontier Investment Holdings, Inc.*	33,460	77,100
Toyota Tsusho Corp.	1,276	33,888
Volvo AB, Class B	11,052	133,664
Total Capital Goods		810,667
Consumer Durables & Apparel—2.2%
Electrolux AB, Series B	1,641	47,038
Panasonic Corp.	2,644	34,768
Sony Corp.*	1,208	32,133
Total Consumer Durables & Apparel		113,939
Consumer Services—0.8%
Genting BHD	16,126	39,188

Diversified Financials—1.6%
Aker ASA, Class A	1,458	31,931
Ayala Corp.	1,610	28,634
GT Capital Holdings, Inc.	671	20,085
Total Diversified Financials		80,650
Energy—25.7%
Aker Solutions ASA*	3,108	16,186

Investments	Shares	Value
Delek Group Ltd.	184	$47,472
Esso Thailand PCL*	91,959	16,674
IRPC PCL	182,532	24,121
JX Holdings, Inc.	13,789	53,144
MOL Hungarian Oil & Gas PLC	6,023	261,466
Oil Refineries Ltd.*	186,065	65,504
Paz Oil Co. Ltd.	246	35,972
Petron Corp.	336,405	74,882
Petronas Dagangan BHD	13,009	70,252
PTT Exploration & Production PCL	6,398	21,432
PTT PCL	23,448	232,751
Repsol SA	3,802	70,785
Statoil ASA	15,134	268,161
Subsea 7 SA	2,276	19,585
Thai Oil PCL	18,560	29,659
Total Energy		1,308,046
Food & Staples Retailing—2.7%
CP ALL PCL	26,122	32,914
Organizacion Soriana SAB de CV, Class B	7,659	19,537
Wal-Mart de Mexico SAB de CV	33,065	82,715
Total Food & Staples Retailing		135,166
Food, Beverage & Tobacco—4.0%
Charoen Pokphand Foods PCL	53,932	37,292
Coca-Cola Femsa SAB de CV, Series L	3,730	29,812
Felda Global Ventures Holdings BHD	58,712	34,401
Fomento Economico Mexicano SAB de CV*	5,585	52,465
Grupo Bimbo SAB de CV*	12,433	35,305
Orkla ASA	1,932	14,612
Total Food, Beverage & Tobacco		203,887
Household & Personal Products—0.9%
Svenska Cellulosa AB SCA, Class B	1,958	45,113

Insurance—2.0%
Mapfre SA	10,087	36,823
Migdal Insurance & Financial Holding Ltd.	30,281	37,479
Storebrand ASA*	7,737	28,167
Total Insurance		102,469
Materials—7.2%
Cemex SAB de CV*	40,870	38,820
Grupo Mexico SAB de CV, Series B	7,900	23,361
Indorama Ventures PCL	26,405	21,098
Israel Chemicals Ltd.	5,660	40,279
Israel Corp. Ltd. (The)	167	58,205
Norsk Hydro ASA	6,528	34,337
PTT Global Chemical PCL	29,070	46,678
The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

REVENUESHARES GLOBAL GROWTH FUND
MARCH 31, 2015 (UNAUDITED)

Investments	Shares	Value
Materials (continued)
Siam Cement PCL (The)	2,518	$39,619
Ternium SA (a)	1,181	21,341
Yara International ASA	792	40,292
Total Materials		364,030
Pharmaceuticals, Biotechnology & Life Sciences—3.8%
Richter Gedeon Nyrt	4,381	60,414
Teva Pharmaceutical Industries Ltd.	2,102	131,933
Total Pharmaceuticals, Biotechnology & Life Sciences		192,347
Retailing—1.9%
Hennes & Mauritz AB, Class B	1,712	69,381
Inditex SA	911	29,235
Total Retailing		98,616
Technology Hardware & Equipment—2.8%
Hitachi Ltd.	6,166	42,325
Telefonaktiebolaget LM Ericsson, Class B	8,018	100,783
Total Technology Hardware & Equipment		143,108
Telecommunication Services—11.1%
America Movil SAB de CV, Series L	149,516	153,695
Axiata Group BHD	20,292	38,792
Magyar Telekom Telecommunications PLC*	77,366	114,169
Nippon Telegraph & Telephone Corp.	785	48,419
Philippine Long Distance Telephone Co.	408	26,068
Telefonica SA	5,996	85,390
Telenor ASA	2,476	50,048
TeliaSonera AB	7,223	45,897
Total Telecommunication Services		562,478
Utilities—7.1%
Endesa SA	2,215	42,820
Gas Natural SDG SA	1,834	41,197
Iberdrola SA	7,721	49,771
Kenon Holdings Ltd.*	1,555	30,109
Manila Electric Co.	6,606	39,459
Tenaga Nasional BHD	22,887	88,742
YTL Corp. BHD	90,501	40,809
YTL Power International BHD	73,596	29,808
Total Utilities		362,715
Total Common Stocks
(Cost $4,961,219)		5,052,328
RIGHTS—0.0%†
Banks—0.0%†
Banco Bilbao Vizcaya Argentaria SA, expiring 5/14/15*	2,738	394
Telecommunication Services—0.0%†
Telefonica SA, expiring 5/12/15*	5,996	966

		Value
Total Rights
(Cost $385)		$1,360

Total Investments—99.4% (Cost $4,961,604)		5,053,688
Other Assets in Excess of Liabilities—0.6%		31,873
Net Assets—100.0%		$5,085,561

PLC	-	Public Limited Company
PCL	-	Public Company Limited

* †	Non-income producing security Less than 0.05%
(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial documents.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eight active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund, RevenueShares Ultra Dividend Fund and RevenueShares Global Growth Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund, January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund, September 30, 2013 for the RevenueShares Ultra Dividend Fund and February 2, 2015 for the RevenueShares Global Growth Fund.

The objective of the RevenueShares Large Cap Fund is to outperform the total return performance of the S&P 500 Index. The objective of the RevenueShares Mid Cap Fund is to outperform the total return performance of the S&P MidCap 400 Index. The objective of the RevenueShares Small Cap Fund is to outperform the total return performance of the S&P SmallCap 600 Index. The objective of the RevenueShares Financials Sector Fund is to outperform the total return performance of the S&P 500 Financials Index. The objective of the RevenueShares ADR Fund is to outperform the total return performance of the S&P ADR Index. The objective of the RevenueShares Navellier Overall A-100 Fund is to outperform the total return performance of the Navellier Overall A-100 Index. The objective of the RevenueShares Ultra Dividend Fund is to outperform the total return performance of the S&P 900 Index. The objective of the RevenueShares Global Growth Fund is to outperform the total return performance of the S&P Global Broad Market Index.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Securities traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at March 31, 2015 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2015, the collateral consisted of an institutional money market fund and U.S. Treasury Notes.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2015 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)			Money Market Funds (Level 2)	Other Significant Observable Inputs (Level 2)	Significant Observable Inputs (Level 3)
Fund	Common Stock	Preferred Stock	Rights				Total
RevenueShares Large Cap Fund	$338,371,775	$–	$–	$2,145,257	$–	$–	$340,517,032
RevenueShares Mid Cap Fund	242,826,793	–	–	14,683,899	–	–	257,510,692
RevenueShares Small Cap Fund	364,100,521	–	–	20,984,886	–	–	385,085,407
RevenueShares Financials Sector Fund	34,107,676	–	–	45,000	–	–	34,152,676
RevenueShares ADR Fund	24,088,279	969,036	–	6,664,800	–	–	31,722,115
RevenueShares Navellier Overall A-100 Fund	7,521,133	–	–	127,181	–	–	7,648,314
RevenueShares Ultra Dividend Fund	62,019,485	–	–	2,556,925	–	–	64,576,410
RevenueShares Global Growth Fund	5,052,328	–	1,360	–	–	–	5,053,688

At March 31, 2015, the Funds did not hold any Level 3 securities during the period. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period.

For the RevenueShares Large Cap Fund, $787,229 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015.

For the RevenueShares Mid Cap Fund, $10,660,514 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015.

For the RevenueShares Small Cap Fund, $16,000,780 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015.

For the RevenueShares Financials Sector Fund, $765 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015.

For the RevenueShares ADR Fund, $3,502,086 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015.

For the RevenueShares Navellier Overall A-100 Fund, $363,140 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015.

For the RevenueShares Ultra Dividend Fund, $331,037 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015.

4. FEDERAL INCOME TAX

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$264,540,023	$77,935,324	$(1,958,315)	$75,977,009
RevenueShares Mid Cap Fund	219,766,507	44,184,943	(6,440,758)	37,744,185
RevenueShares Small Cap Fund	327,914,469	69,462,687	(12,291,749)	57,170,938
RevenueShares Financials Sector Fund	28,854,111	5,458,829	(160,264)	5,298,565
RevenueShares ADR Fund	32,286,730	2,473,205	(3,037,820)	(564,615)
RevenueShares Navellier Overall A-100 Fund	7,412,296	372,871	(136,853)	236,018
RevenueShares Ultra Dividend Fund	65,201,625	1,772,921	(2,398,136)	(625,215)
RevenueShares Global Growth Fund	4,961,604	161,449	(69,365)	92,084

5. RISKS

Concentration Risk

Each of the RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund, RevenueShares Ultra Dividend Fund and RevenueShares Global Growth Fund will concentrate in industries to the same extent as its Underlying Index. Each Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR, RevenueShares Navellier Overall A-100 and RevenueShares Ultra Dividend Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financials Sector Risk

The RevenueShares Financials Sector Fund is subject to financials sector risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Government regulation may also adversely affect the scope of their activities and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and/or rate regulation and may be adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

Foreign Securities Risk

The RevenueShares ADR Fund and The RevenueShares Global Growth Fund are subject to foreign securities risk. Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Funds’ portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Focus Risk

To the extent the RevenueShares ADR Fund and The RevenueShares Global Growth Fund focus on companies in a specific country or region, the Funds are subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Funds are not invested, may adversely affect the value of securities values held by the Funds.

Depositary Receipts Risk

The RevenueShares ADR Fund and The RevenueShares Global Growth Fund are subject to depositary receipts risk. Changes in foreign currency exchange rates affect the value of ADRs and global shares and, therefore, the value of the Funds’ portfolio. In addition, although the ADRs and global shares in which the Funds invest may be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor an ADR. As a result, the Funds may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Foreign Market Risk

The RevenueShares ADR Fund and The RevenueShares Global Growth Fund are subject to foreign market risk. Because global shares and the underlying securities of ADRs in the Funds’ portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the global shares or ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Energy Industry Risk

The RevenueShares ADR Fund is subject to energy industry risk. Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Energy companies may incur large cleanup and litigation costs relating to environmental damage such as oil spills.

Utilities Industry Risk

The RevenueShares Ultra Dividend Fund is subject to utilities industry risk. The utilities industry is subject to significant government regulation and oversight. Companies in the utilities industry may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

6. ADDITIONAL INFORMATION

The Schedules of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

7. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	May 28, 2015

By (Signature and Title)*	/s/ Michael Gompers
Michael Gompers
Chief Financial Officer

Date	May 28, 2015

* Print the name and title of each signing officer under his or her signature.